UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑05309
Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: October 31
Date of reporting period: April 30, 2026

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report April 30, 2026

Nuveen Dividend Value Fund
Class A Shares/FFEIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Dividend Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$50	0.95%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$3,432,973,116

Total number of portfolio holdings	69

Portfolio turnover (%)	28%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Dividend Value Fund
Class C Shares/FFECX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Dividend Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$90	1.70%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$3,432,973,116

Total number of portfolio holdings	69

Portfolio turnover (%)	28%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Dividend Value Fund
Class R6 Shares/FFEFX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Dividend Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$32	0.60%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$3,432,973,116

Total number of portfolio holdings	69

Portfolio turnover (%)	28%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Dividend Value Fund
Class I Shares/FAQIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Dividend Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$37	0.70%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$3,432,973,116

Total number of portfolio holdings	69

Portfolio turnover (%)	28%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Large Cap Select Fund
Class A Shares/FLRAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Large Cap Select Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$52	1.01%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$50,866,373

Total number of portfolio holdings	56

Portfolio turnover (%)	26%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Large Cap Select Fund
Class C Shares/FLYCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Large Cap Select Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$91	1.76%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$50,866,373

Total number of portfolio holdings	56

Portfolio turnover (%)	26%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Large Cap Select Fund
Class I Shares/FLRYX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Select Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$39	0.76%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$50,866,373

Total number of portfolio holdings	56

Portfolio turnover (%)	26%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Mid Cap Value Opportunities Fund
Class A Shares/FASEX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Mid Cap Value Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$61	1.13%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$360,541,072

Total number of portfolio holdings	67

Portfolio turnover (%)	5%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Mid Cap Value Opportunities Fund
Class C Shares/FACSX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Mid Cap Value Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$101	1.88%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$360,541,072

Total number of portfolio holdings	67

Portfolio turnover (%)	5%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Mid Cap Value Opportunities Fund
Class R6 Shares/FMVQX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Mid Cap Value Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$39	0.73%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$360,541,072

Total number of portfolio holdings	67

Portfolio turnover (%)	5%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Mid Cap Value Opportunities Fund
Class I Shares/FSEIX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Mid Cap Value Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$48	0.88%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$360,541,072

Total number of portfolio holdings	67

Portfolio turnover (%)	5%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Small Cap Growth Opportunities Fund
Class A Shares/FRMPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Small Cap Growth Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$61	1.20%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$260,636,038

Total number of portfolio holdings	85

Portfolio turnover (%)	40%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Small Cap Growth Opportunities Fund
Class R6 Shares/FMPFX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small Cap Growth Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$41	0.80%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$260,636,038

Total number of portfolio holdings	85

Portfolio turnover (%)	40%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Small Cap Growth Opportunities Fund
Class I Shares/FIMPX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Small Cap Growth Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$48	0.95%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$260,636,038

Total number of portfolio holdings	85

Portfolio turnover (%)	40%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Small Cap Select Fund
Class A Shares/EMGRX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Small Cap Select Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$63	1.20%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$455,975,407

Total number of portfolio holdings	89

Portfolio turnover (%)	30%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Small Cap Select Fund
Class R6 Shares/ASEFX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small Cap Select Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$43	0.82%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$455,975,407

Total number of portfolio holdings	89

Portfolio turnover (%)	30%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Small Cap Select Fund
Class I Shares/ARSTX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Small Cap Select Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$50	0.95%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$455,975,407

Total number of portfolio holdings	89

Portfolio turnover (%)	30%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Small Cap Value Fund
Class A Shares/FSCAX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Small Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$64	1.20%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$285,219,158

Total number of portfolio holdings	81

Portfolio turnover (%)	14%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Small Cap Value Fund
Class C Shares/FSCVX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Small Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$105	1.95%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$285,219,158

Total number of portfolio holdings	81

Portfolio turnover (%)	14%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Small Cap Value Fund
Class R6 Shares/FSCWX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$42	0.78%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$285,219,158

Total number of portfolio holdings	81

Portfolio turnover (%)	14%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

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2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Small Cap Value Fund
Class I Shares/FSCCX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Small Cap Value Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$51	0.95%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$285,219,158

Total number of portfolio holdings	81

Portfolio turnover (%)	14%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670678200_SAR_0426 5444913

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Small/Mid Cap Growth Opportunities Fund
Class A Shares/FRSLX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Small/Mid Cap Growth Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$59	1.13%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$170,002,280

Total number of portfolio holdings	86

Portfolio turnover (%)	40%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690718_SAR_0426 5444924

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Small/Mid Cap Growth Opportunities Fund
Class R6 Shares/FMEFX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small/Mid Cap Growth Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$42	0.81%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$170,002,280

Total number of portfolio holdings	86

Portfolio turnover (%)	40%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690114_SAR_0426 5444924

2

Semi-Annual Shareholder Report April 30, 2026

Nuveen Small/Mid Cap Growth Opportunities Fund
Class I Shares/FISGX

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Small/Mid Cap Growth Opportunities Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$46	0.88%
* Annualized for period less than one year.

Fund Statistics (as of April 30, 2026)

Fund net assets	$170,002,280

Total number of portfolio holdings	86

Portfolio turnover (%)	40%

What did the Fund invest in? (as of April 30, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670690759_SAR_0426 5444924

2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Portfolio of Investments April 30, 2026
Dividend Value
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.5%
3416274274 COMMON STOCKS - 99.5% 3416274274
BANKS - 6.7%
791,139 Bank of America Corp $ 42,294,291
712,824 Citigroup, Inc 91,227,216
814,699 Fifth Third Bancorp 41,354,121
674,837 Wells Fargo & Co 55,491,846
TOTAL BANKS 230,367,474
CAPITAL GOODS - 15.3%
652,589 Carrier Global Corp 43,834,403
202,900 Dover Corp 45,938,589
104,557 Eaton Corp plc 45,274,227
338,903 Emerson Electric Co 47,595,537
305,891 Honeywell International, Inc 65,561,618
161,043 ITT, Inc 34,517,957
286,497 Johnson Controls International plc 41,837,157
186,316 nVent Electric plc 26,624,556
68,044 Parker-Hannifin Corp 61,880,574
245,763 Regal Rexnord Corp 52,846,418
224,220 Westinghouse Air Brake Technologies Corp 60,514,736
TOTAL CAPITAL GOODS 526,425,772
COMMERCIAL & PROFESSIONAL SERVICES - 1.5%
221,611 Waste Management, Inc 51,535,638
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 51,535,638
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.1%
404,573 (a) Amazon.com, Inc 107,236,119
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 107,236,119
CONSUMER SERVICES - 4.2%
233,769 Booking Holdings, Inc 39,357,349
110,437 Domino's Pizza, Inc 37,484,526
396,407 Travel & Leisure Co 25,631,677
405,674 Wynn Resorts Ltd 43,451,742
TOTAL CONSUMER SERVICES 145,925,294
ENERGY - 6.4%
739,477 ConocoPhillips 93,011,417
284,333 ONEOK, Inc 26,289,429
3,047,571 Permian Resources Holdings, Inc, Class A 65,888,485
136,958 Valero Energy Corp 34,592,852
TOTAL ENERGY 219,782,183
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 6.5%
165,742 EastGroup Properties, Inc 33,347,290
462,205 ProLogis, Inc 65,642,354
1,228,998 Sabra Health Care REIT, Inc 25,391,099
626,145 Ventas, Inc 55,013,100
1,491,873 VICI Properties, Inc 43,562,691
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 222,956,534
FINANCIAL SERVICES - 8.9%
60,781 BlackRock, Inc 64,768,234
283,270 Capital One Financial Corp 54,189,551
872,987 Fidelity National Information Services, Inc 40,620,085
273,782 Intercontinental Exchange, Inc 43,282,196
69,093 Mastercard, Inc, Class A 34,748,252
427,219 OneMain Holdings, Inc 25,107,661
559,881 Synchrony Financial 42,662,932
TOTAL FINANCIAL SERVICES 305,378,911
FOOD, BEVERAGE & TOBACCO - 3.2%
1,412,760 Hormel Foods Corp 30,331,957
472,294 Philip Morris International, Inc 77,961,571
TOTAL FOOD, BEVERAGE & TOBACCO 108,293,528

Portfolio of Investments April 30, 2026
(continued)
Dividend Value

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES - 6.7%
261,323 Cigna Group $ 75,935,238
635,363 CVS Health Corp 52,919,384
117,960 Elevance Health, Inc 44,402,503
169,982 (a) Tenet Healthcare Corp 30,107,212
310,305 Zimmer Biomet Holdings, Inc 25,578,441
TOTAL HEALTH CARE EQUIPMENT & SERVICES 228,942,778
INSURANCE - 2.6%
842,570 Fidelity National Financial, Inc 44,066,411
272,036 Marsh & McLennan Cos, Inc 45,623,158
TOTAL INSURANCE 89,689,569
MATERIALS - 1.7%
931,864 DuPont de Nemours, Inc 42,548,910
389,239 Smurfit Westrock plc 14,942,885
TOTAL MATERIALS 57,491,795
MEDIA & ENTERTAINMENT - 7.1%
498,492 Alphabet, Inc, Class C 190,394,034
504,354 Walt Disney Co 52,326,728
TOTAL MEDIA & ENTERTAINMENT 242,720,762
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.7%
191,155 Danaher Corp 34,207,188
82,754 Regeneron Pharmaceuticals, Inc 58,512,043
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 92,719,231
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.4%
93,997 Applied Materials, Inc 37,080,876
127,819 Broadcom, Inc 53,355,485
1,014,889 (a) Intel Corp 95,886,713
189,371 Lam Research Corp 48,831,206
107,962 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 42,759,430
154,701 Texas Instruments, Inc 43,483,357
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 321,397,067
SOFTWARE & SERVICES - 1.2%
100,004 Microsoft Corp 40,779,631
TOTAL SOFTWARE & SERVICES 40,779,631
TECHNOLOGY HARDWARE & EQUIPMENT - 2.9%
263,879 TD SYNNEX Corp 60,211,910
92,426 Western Digital Corp 40,160,946
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 100,372,856
TELECOMMUNICATION SERVICES - 1.7%
306,505 T-Mobile US, Inc 59,921,728
TOTAL TELECOMMUNICATION SERVICES 59,921,728
TRANSPORTATION - 1.5%
194,884 Union Pacific Corp 52,517,340
TOTAL TRANSPORTATION 52,517,340
UTILITIES - 6.2%
695,175 Alliant Energy Corp 51,046,700
473,426 Duke Energy Corp 61,332,338
637,209 NextEra Energy, Inc 62,370,017
383,361 Southern Co 37,071,009
TOTAL UTILITIES 211,820,064
TOTAL COMMON STOCKS
(Cost $2,491,053,727) 3,416,274,274
TOTAL LONG-TERM INVESTMENTS
(Cost $2,491,053,727) 3,416,274,274

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.3%
8250090 REPURCHASE AGREEMENTS - 0.3% 8250090
$ 7,725,000 (b) Fixed Income Clearing Corporation 3 .600% 05/01/26 $ 7,725,000
525,090 (c) Fixed Income Clearing Corporation 1 .060 05/01/26 525,090
TOTAL REPURCHASE AGREEMENTS
(Cost $8,250,090) 8,250,090
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,250,090) 8,250,090
TOTAL INVESTMENTS - 99.8%
(Cost $2,499,303,817) 3,424,524,364
OTHER ASSETS & LIABILITIES, NET -  0.2% 8,448,752
NET ASSETS - 100% $ 3,432,973,116
ADR American Depositary Receipt
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 3.600% dated 4/30/26 to be repurchased at $7,725,773 on 5/1/26, collateralized by Government Agency Securities, with coupon rate 4.750% and maturity date 2/15/56, valued at $7,879,650.
(c) Agreement with Fixed Income Clearing Corporation, 1.060% dated 4/30/26 to be repurchased at $525,105 on 5/1/26, collateralized by Government Agency Securities, with coupon rate 4.000% and maturity date 1/31/33, valued at $535,756.

Portfolio of Investments April 30, 2026
Large Cap Select
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.5%
51133628 COMMON STOCKS - 100.5% 51133628
BANKS - 2.2%
8,621 Citigroup, Inc $ 1,103,316
TOTAL BANKS 1,103,316
CAPITAL GOODS - 11.7%
7,158 Carrier Global Corp 480,803
2,953 Dover Corp 668,589
1,651 Eaton Corp plc 714,900
2,989 Emerson Electric Co 419,775
3,025 Honeywell International, Inc 648,348
4,148 Johnson Controls International plc 605,732
4,222 nVent Electric plc 603,324
770 Parker-Hannifin Corp 700,253
2,190 Regal Rexnord Corp 470,916
2,296 Westinghouse Air Brake Technologies Corp 619,667
TOTAL CAPITAL GOODS 5,932,307
COMMERCIAL & PROFESSIONAL SERVICES - 1.9%
4,090 Waste Management, Inc 951,130
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 951,130
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.4%
10,458 (a) Amazon.com, Inc 2,771,998
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,771,998
CONSUMER SERVICES - 3.6%
4,075 Booking Holdings, Inc 686,067
1,548 Domino's Pizza, Inc 525,422
5,874 Wynn Resorts Ltd 629,164
TOTAL CONSUMER SERVICES 1,840,653
ENERGY - 2.3%
7,206 ConocoPhillips 906,371
1,001 Valero Energy Corp 252,832
TOTAL ENERGY 1,159,203
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.2%
4,422 ProLogis, Inc 628,012
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 628,012
FINANCIAL SERVICES - 8.2%
782 BlackRock, Inc 833,299
3,939 Capital One Financial Corp 753,531
11,273 Fidelity National Information Services, Inc 524,533
3,392 Intercontinental Exchange, Inc 536,241
2,024 Mastercard, Inc 1,017,910
6,634 Synchrony Financial 505,511
TOTAL FINANCIAL SERVICES 4,171,025
FOOD, BEVERAGE & TOBACCO - 2.4%
22,233 Hormel Foods Corp 477,343
4,502 Philip Morris International, Inc 743,145
TOTAL FOOD, BEVERAGE & TOBACCO 1,220,488
HEALTH CARE EQUIPMENT & SERVICES - 6.4%
3,807 Cigna Group 1,106,238
8,316 CVS Health Corp 692,640
1,560 Elevance Health, Inc 587,215
2,788 (a) Tenet Healthcare Corp 493,811
4,431 Zimmer Biomet Holdings, Inc 365,247
TOTAL HEALTH CARE EQUIPMENT & SERVICES 3,245,151
INSURANCE - 2.2%
9,540 Fidelity National Financial, Inc 498,942
3,796 Marsh & McLennan Cos, Inc 636,627
TOTAL INSURANCE 1,135,569

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
MATERIALS - 0.9%
10,587 DuPont de Nemours, Inc $ 483,402
TOTAL MATERIALS 483,402
MEDIA & ENTERTAINMENT - 10.2%
10,206 Alphabet, Inc, Class C 3,898,080
1,028 Meta Platforms, Inc 629,043
6,280 Walt Disney Co 651,550
TOTAL MEDIA & ENTERTAINMENT 5,178,673
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.6%
1,172 Regeneron Pharmaceuticals, Inc 828,674
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 828,674
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 19.0%
6,193 Broadcom, Inc 2,585,144
11,836 (a) Intel Corp 1,118,265
3,640 Lam Research Corp 938,610
17,503 NVIDIA Corp 3,493,074
1,694 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 670,926
2,987 Texas Instruments, Inc 839,586
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 9,645,605
SOFTWARE & SERVICES - 7.2%
7,845 Microsoft Corp 3,199,034
3,343 (a) Palantir Technologies, Inc, Class A 465,045
TOTAL SOFTWARE & SERVICES 3,664,079
TECHNOLOGY HARDWARE & EQUIPMENT - 8.4%
8,627 Apple, Inc 2,340,936
2,811 (a) Arista Networks, Inc 485,488
3,766 TD SYNNEX Corp 859,326
1,316 Western Digital Corp 571,828
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 4,257,578
TELECOMMUNICATION SERVICES - 1.6%
4,149 T-Mobile US, Inc 811,130
TOTAL TELECOMMUNICATION SERVICES 811,130
TRANSPORTATION - 1.3%
2,564 Union Pacific Corp 690,947
TOTAL TRANSPORTATION 690,947
UTILITIES - 2.8%
4,881 Duke Energy Corp 632,333
7,993 NextEra Energy, Inc 782,355
TOTAL UTILITIES 1,414,688
TOTAL COMMON STOCKS
(Cost $31,279,188) 51,133,628
TOTAL LONG-TERM INVESTMENTS
(Cost $31,279,188) 51,133,628
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.1%
25,000 REPURCHASE AGREEMENTS - 0.1% 25,000
$ 25,000 (b) Fixed Income Clearing Corporation 3 .600% 05/01/26 25,000
TOTAL REPURCHASE AGREEMENTS
(Cost $25,000) 25,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $25,000) 25,000
TOTAL INVESTMENTS - 100.6%
(Cost $31,304,188) 51,158,628
OTHER ASSETS & LIABILITIES, NET -  (0.6)% (292,255)
NET ASSETS - 100% $ 50,866,373
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 3.600% dated 4/30/26 to be repurchased at $25,003 on 5/1/26, collateralized by Government Agency Securities, with coupon rate 4.750% and maturity date 2/15/56, valued at $25,688.

Portfolio of Investments April 30, 2026
Mid Cap Value Opportunities
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.2%
357759169 COMMON STOCKS - 99.2% 357759169
BANKS - 5.8%
58,230 East West Bancorp, Inc $ 7,364,348
131,948 Fifth Third Bancorp 6,697,681
32,167 M&T Bank Corp 7,032,671
TOTAL BANKS 21,094,700
CAPITAL GOODS - 18.0%
12,264 Carlisle Cos, Inc 4,356,909
98,519 Carrier Global Corp 6,617,521
35,597 Crane Co 6,326,655
36,659 Dover Corp 8,299,964
11,985 Hubbell, Inc 6,090,418
23,539 ITT, Inc 5,045,349
25,846 L3Harris Technologies, Inc 8,284,935
45,368 nVent Electric plc 6,483,087
41,262 Owens Corning 5,089,255
24,101 WESCO International, Inc 8,414,141
TOTAL CAPITAL GOODS 65,008,234
COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
71,014 (a) Parsons Corp 3,579,816
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 3,579,816
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.3%
22,105 (a) AutoNation, Inc 4,694,660
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 4,694,660
CONSUMER DURABLES & APPAREL - 3.5%
36,594 DR Horton, Inc 5,630,353
13,526 Ralph Lauren Corp 4,850,965
41,207 (b) Whirlpool Corp 2,310,064
TOTAL CONSUMER DURABLES & APPAREL 12,791,382
CONSUMER SERVICES - 2.5%
19,640 Darden Restaurants, Inc 3,938,998
77,545 Travel & Leisure Co 5,014,060
TOTAL CONSUMER SERVICES 8,953,058
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.0%
39,137 (a) Performance Food Group Co 3,544,247
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,544,247
ENERGY - 7.2%
89,496 Baker Hughes Co 6,235,186
27,958 Diamondback Energy, Inc 5,749,003
319,464 Permian Resources Holdings, Inc, Class A 6,906,812
94,271 Williams Cos, Inc 7,193,820
TOTAL ENERGY 26,084,821
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 8.1%
43,628 Digital Realty Trust, Inc 8,766,610
59,527 Regency Centers Corp 4,634,177
132,886 STAG Industrial, Inc 5,126,742
73,350 Ventas, Inc 6,444,531
173,895 Weyerhaeuser Co 4,263,906
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 29,235,966
FINANCIAL SERVICES - 5.4%
113,887 Jefferies Financial Group, Inc 5,491,631
105,790 OneMain Holdings, Inc 6,217,278
48,093 Raymond James Financial, Inc 7,614,084
TOTAL FINANCIAL SERVICES 19,322,993
FOOD, BEVERAGE & TOBACCO - 1.7%
37,577 McCormick & Co, Inc 1,910,415
208,405 Primo Brands Corp 4,247,294
TOTAL FOOD, BEVERAGE & TOBACCO 6,157,709

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES - 0.8%
11,939 Humana, Inc $ 2,822,857
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,822,857
INSURANCE - 5.3%
22,964 Allstate Corp 4,989,158
81,693 (a) Arch Capital Group Ltd 7,716,721
80,328 Unum Group 6,456,765
TOTAL INSURANCE 19,162,644
MATERIALS - 5.3%
84,463 DuPont de Nemours, Inc 3,856,581
14,399 Reliance, Inc 5,219,638
105,524 Smurfit Westrock plc 4,051,066
50,566 Westlake Corp 5,829,248
TOTAL MATERIALS 18,956,533
MEDIA & ENTERTAINMENT - 1.4%
23,240 (a) Take-Two Interactive Software, Inc 4,967,782
TOTAL MEDIA & ENTERTAINMENT 4,967,782
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.5%
64,147 (a) BioMarin Pharmaceutical, Inc 3,458,165
158,029 (a) Elanco Animal Health, Inc 3,535,108
142,076 (a) Exelixis, Inc 6,316,699
36,010 (a) Jazz Pharmaceuticals plc 7,310,750
11,028 (a) United Therapeutics Corp 6,300,848
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 26,921,570
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.1%
71,630 Microchip Technology, Inc 6,655,143
26,901 MKS, Inc 7,633,159
30,292 Qnity Electronics, Inc 4,260,873
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 18,549,175
SOFTWARE & SERVICES - 2.8%
27,126 (a) Check Point Software Technologies Ltd 3,050,861
172,511 Gen Digital, Inc 3,327,737
13,513 VeriSign, Inc 3,630,403
TOTAL SOFTWARE & SERVICES 10,009,001
TECHNOLOGY HARDWARE & EQUIPMENT - 8.0%
15,094 (a) Ciena Corp 7,963,293
101,429 Crane NXT Co 4,531,848
202,294 Hewlett Packard Enterprise Co 5,819,998
46,490 TD SYNNEX Corp 10,608,088
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 28,923,227
UTILITIES - 7.5%
92,333 Alliant Energy Corp 6,780,012
38,168 American Electric Power Co, Inc 5,233,215
59,884 CMS Energy Corp 4,595,498
74,200 Eversource Energy 5,245,940
107,831 FirstEnergy Corp 5,124,129
TOTAL UTILITIES 26,978,794
TOTAL COMMON STOCKS
(Cost $225,177,572) 357,759,169
TOTAL LONG-TERM INVESTMENTS
(Cost $225,177,572) 357,759,169
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
31,572 (c) State Street Navigator Securities Lending Government Money
Market Portfolio
3.670%(d) 31,572
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $31,572) 31,572

Portfolio of Investments April 30, 2026
(continued)
Mid Cap Value Opportunities

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.9%
3035277 REPURCHASE AGREEMENTS - 0.9% 3035277
$ 2,925,000 (e) Fixed Income Clearing Corporation 3 .600% 05/01/26 $ 2,925,000
110,277 (f) Fixed Income Clearing Corporation 1 .060 05/01/26 110,277
TOTAL REPURCHASE AGREEMENTS
(Cost $3,035,277) 3,035,277
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,035,277) 3,035,277
TOTAL INVESTMENTS - 100.1%
(Cost $228,244,421) 360,826,018
OTHER ASSETS & LIABILITIES, NET -  (0.1)% (284,946)
NET ASSETS - 100% $ 360,541,072
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $28,198.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 3.600% dated 4/30/26 to be repurchased at $2,925,293 on 5/1/26, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 11/15/55, valued at $2,983,611.
(f) Agreement with Fixed Income Clearing Corporation, 1.060% dated 4/30/26 to be repurchased at $110,280 on 5/1/26, collateralized by Government Agency Securities, with coupon rate 4.000% and maturity date 1/31/33, valued at $112,592.

Portfolio of Investments April 30, 2026
Small Cap Growth Opportunities
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.5%
256856518 COMMON STOCKS - 98.5% 256856518
AUTOMOBILES & COMPONENTS - 1.0%
29,046 Patrick Industries, Inc $ 2,701,278
TOTAL AUTOMOBILES & COMPONENTS 2,701,278
BANKS - 2.4%
39,669 Ameris Bancorp 3,381,782
31,000 Preferred Bank 2,936,630
TOTAL BANKS 6,318,412
CAPITAL GOODS - 24.8%
29,286 (a) Bloom Energy Corp, Class A 8,298,481
11,788 (a) Dycom Industries, Inc 4,881,411
13,237 EnPro, Inc 3,859,247
137,842 (a) EquipmentShare.com, Inc, Class A 2,893,993
16,315 ESCO Technologies, Inc 5,285,244
29,171 Federal Signal Corp 3,591,825
29,131 Granite Construction, Inc 3,992,986
26,031 JBT Marel Corp 3,074,261
57,164 (a) Kratos Defense & Security Solutions, Inc 3,604,190
20,595 (a) Modine Manufacturing Co 5,244,105
16,776 (a) NEXTracker, Inc, Class A 1,998,525
18,999 Primoris Services Corp 3,441,669
19,870 (a) SPX Technologies, Inc 4,349,742
5,092 (a) Sterling Infrastructure, Inc 2,625,537
19,601 VSE Corp 3,365,100
78,667 Zurn Elkay Water Solutions Corp 4,087,537
TOTAL CAPITAL GOODS 64,593,853
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.0%
19,630 (a) Boot Barn Holdings, Inc 3,365,563
22,107 (a) Ollie's Bargain Outlet Holdings, Inc 1,912,477
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 5,278,040
CONSUMER DURABLES & APPAREL - 1.2%
82,991 Steven Madden Ltd 3,117,142
TOTAL CONSUMER DURABLES & APPAREL 3,117,142
CONSUMER SERVICES - 2.8%
52,793 Red Rock Resorts, Inc, Class A 2,848,710
31,367 (a) Stride, Inc 3,047,618
7,982 Wingstop, Inc 1,309,527
TOTAL CONSUMER SERVICES 7,205,855
ENERGY - 4.2%
11,736 (a) Gulfport Energy Operating Corp 2,259,650
65,739 Matador Resources Co 4,170,482
61,081 Solaris Energy Infrastructure, Inc 4,510,221
TOTAL ENERGY 10,940,353
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.5%
104,368 CareTrust REIT, Inc 4,117,318
12,135 EastGroup Properties, Inc 2,441,562
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 6,558,880
FINANCIAL SERVICES - 5.2%
33,128 FirstCash Holdings, Inc 7,229,192
46,327 Moelis & Co, Class A 3,016,814
37,164 Piper Sandler Cos 3,240,701
TOTAL FINANCIAL SERVICES 13,486,707
FOOD, BEVERAGE & TOBACCO - 1.3%
50,069 (a) Vita Coco Co, Inc 3,304,053
TOTAL FOOD, BEVERAGE & TOBACCO 3,304,053
HEALTH CARE EQUIPMENT & SERVICES - 12.2%
20,418 (a) Addus HomeCare Corp 1,978,300
178,467 (a) Alphatec Holdings, Inc 1,741,838
15,450 Ensign Group, Inc 2,884,360

Portfolio of Investments April 30, 2026
(continued)
Small Cap Growth Opportunities

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
33,774 (a) Establishment Labs Holdings, Inc $ 2,317,910
27,196 (a) Glaukos Corp 3,907,249
17,836 (a) Guardant Health, Inc 1,553,159
60,033 (a) HealthEquity, Inc 4,924,507
147,725 (a) Privia Health Group, Inc 3,670,966
60,274 (a) RadNet, Inc 3,408,495
187,890 (a) SI-BONE, Inc 2,327,957
142,005 (a) Waystar Holding Corp 3,035,357
TOTAL HEALTH CARE EQUIPMENT & SERVICES 31,750,098
INSURANCE - 1.7%
18,749 (a) Palomar Holdings, Inc 2,257,005
49,247 (a) Skyward Specialty Insurance Group, Inc 2,238,276
TOTAL INSURANCE 4,495,281
MATERIALS - 3.2%
96,993 (a) Almonty Industries, Inc 2,102,808
37,668 Commercial Metals Co 2,597,586
40,384 (a) Knife River Corp 3,737,539
TOTAL MATERIALS 8,437,933
MEDIA & ENTERTAINMENT - 1.1%
227,121 (a) Magnite, Inc 2,910,555
591,081 (a),(b) Videopropulsion, Inc 5,911
TOTAL MEDIA & ENTERTAINMENT 2,916,466
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.4%
65,534 (a) Alkermes plc 2,209,151
40,318 (a) ANI Pharmaceuticals, Inc 3,203,265
34,837 (a) Arrowhead Pharmaceuticals, Inc 2,559,823
22,557 (a) Axsome Therapeutics, Inc 4,686,217
35,270 (a) Bridgebio Pharma, Inc 2,508,050
45,227 (a) Cogent Biosciences, Inc 1,618,674
37,566 (a) Crinetics Pharmaceuticals, Inc 1,456,809
31,936 (a) Edgewise Therapeutics, Inc 988,739
7,690 (a) Krystal Biotech, Inc 2,016,779
16,831 (a) Mirum Pharmaceuticals, Inc 1,637,825
4,480 (a) Praxis Precision Medicines, Inc 1,428,358
39,998 (a) Scholar Rock Holding Corp 1,864,307
64,094 (a) Trevi Therapeutics, Inc 881,933
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 27,059,930
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.4%
76,545 (a) Allegro MicroSystems, Inc 3,712,432
26,090 (a) Credo Technology Group Holding Ltd 4,539,921
44,640 (a) Impinj, Inc 6,469,229
21,310 (a) Rambus, Inc 2,452,994
44,995 (a) Semtech Corp 4,726,725
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 21,901,301
SOFTWARE & SERVICES - 6.0%
33,130 (a) Agilysys, Inc 2,122,308
89,764 (a) Braze, Inc, Class A 1,977,501
172,872 (a) Cleanspark, Inc 2,166,086
46,383 (a) DigitalOcean Holdings, Inc 4,472,713
53,706 (a) JFrog Ltd 2,494,106
49,367 (a) Q2 Holdings, Inc 2,505,375
TOTAL SOFTWARE & SERVICES 15,738,089
TECHNOLOGY HARDWARE & EQUIPMENT - 7.5%
18,602 (a) Applied Optoelectronics, Inc 3,057,425
19,007 Badger Meter, Inc 2,298,136
7,937 (a) Fabrinet 5,424,702
69,767 (a),(c) IonQ, Inc 3,147,887
165,388 (a) Mirion Technologies, Inc 3,266,413
32,180 (a) nLight, Inc 2,247,773
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 19,442,336

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
TRANSPORTATION - 0.6%
41,179 (a) Alaska Air Group, Inc $ 1,610,511
TOTAL TRANSPORTATION 1,610,511
TOTAL COMMON STOCKS
(Cost $193,521,666) 256,856,518
TOTAL LONG-TERM INVESTMENTS
(Cost $193,521,666) 256,856,518
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.8%
1,964,245 (d) State Street Navigator Securities Lending Government Money
Market Portfolio
3.670%(e) 1,964,245
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,964,245) 1,964,245
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.6%
4,150,000 REPURCHASE AGREEMENTS - 1.6% 4,150,000
$ 4,150,000 (f) Fixed Income Clearing Corporation 3 .600 05/01/26 4,150,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,150,000) 4,150,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,150,000) 4,150,000
TOTAL INVESTMENTS - 100.9%
(Cost $199,635,911) 262,970,763
OTHER ASSETS & LIABILITIES, NET -  (0.9)% (2,334,725)
NET ASSETS - 100% $ 260,636,038
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) For fair value measurement disclosure purposes, investment classified as Level 3.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $2,051,336.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 3.600% dated 4/30/26 to be repurchased at $4,150,415 on 5/1/26, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 11/15/55, valued at $4,233,160.

Portfolio of Investments April 30, 2026
Small Cap Select
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.4%
453251558 COMMON STOCKS - 99.4% 453251558
AUTOMOBILES & COMPONENTS - 1.1%
55,726 Patrick Industries, Inc $ 5,182,518
TOTAL AUTOMOBILES & COMPONENTS 5,182,518
BANKS - 10.9%
74,727 Ameris Bancorp 6,370,477
163,223 Atlantic Union Bankshares Corp 6,145,346
103,522 Banner Corp 6,926,657
117,206 First Merchants Corp 4,739,810
183,155 Home BancShares, Inc 4,921,375
232,651 Old National Bancorp 5,576,644
48,815 Preferred Bank 4,624,245
51,287 UMB Financial Corp 6,470,881
26,907 Wintrust Financial Corp 4,051,387
TOTAL BANKS 49,826,822
CAPITAL GOODS - 19.0%
48,807 (a) AAR Corp 5,386,829
42,799 Arcosa, Inc 5,412,789
110,993 Atmus Filtration Technologies, Inc 7,036,956
16,540 (a) Dycom Industries, Inc 6,849,214
24,086 EnPro, Inc 7,022,273
26,526 ESCO Technologies, Inc 8,593,098
242,363 (a) Gates Industrial Corp plc 6,206,916
53,181 Granite Construction, Inc 7,289,520
56,611 Herc Holdings, Inc 7,185,068
41,074 JBT Marel Corp 4,850,839
30,617 Primoris Services Corp 5,546,270
29,277 (a) SPX Technologies, Inc 6,409,028
116,963 (a) Trex Co, Inc 4,584,950
14,842 Watts Water Technologies, Inc, Class A 4,454,975
TOTAL CAPITAL GOODS 86,828,725
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.9%
27,936 (a) Boot Barn Holdings, Inc 4,789,627
229,061 Monro, Inc 4,022,311
47,893 Signet Jewelers Ltd 4,263,914
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 13,075,852
CONSUMER DURABLES & APPAREL - 2.3%
74,342 Kontoor Brands, Inc 5,453,729
131,512 Steven Madden Ltd 4,939,591
TOTAL CONSUMER DURABLES & APPAREL 10,393,320
CONSUMER SERVICES - 2.5%
51,692 Boyd Gaming Corp 4,494,619
185,851 (a) Universal Technical Institute, Inc 6,974,988
TOTAL CONSUMER SERVICES 11,469,607
ENERGY - 6.1%
131,054 Matador Resources Co 8,314,066
253,642 Northern Oil & Gas, Inc 6,888,917
197,159 SM Energy Co 6,117,844
85,067 Solaris Energy Infrastructure, Inc 6,281,347
TOTAL ENERGY 27,602,174
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.5%
216,958 CareTrust REIT, Inc 8,558,993
30,206 EastGroup Properties, Inc 6,077,447
147,872 STAG Industrial, Inc 5,704,902
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 20,341,342
FINANCIAL SERVICES - 5.7%
480,525 BGC Group, Inc, Class A 5,396,296
47,938 FirstCash Holdings, Inc 10,461,030
355,323 Ladder Capital Corp 3,652,721

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
74,772 Piper Sandler Cos $ 6,520,118
TOTAL FINANCIAL SERVICES 26,030,165
HEALTH CARE EQUIPMENT & SERVICES - 8.3%
333,697 (a) Alphatec Holdings, Inc 3,256,883
67,153 (a) Establishment Labs Holdings, Inc 4,608,710
41,155 (a) Glaukos Corp 5,912,739
119,011 (a) Guardian Pharmacy Services, Inc, Class A 4,415,308
81,990 (a) HealthEquity, Inc 6,725,640
73,792 (a) Merit Medical Systems, Inc 5,031,138
87,666 (a) RadNet, Inc 4,957,512
245,448 (a) SI-BONE, Inc 3,041,101
TOTAL HEALTH CARE EQUIPMENT & SERVICES 37,949,031
INSURANCE - 0.8%
12,289 Primerica, Inc 3,456,527
TOTAL INSURANCE 3,456,527
MATERIALS - 3.5%
132,388 Avient Corp 4,908,947
63,811 Commercial Metals Co 4,400,406
70,218 (a) Knife River Corp 6,498,676
TOTAL MATERIALS 15,808,029
MEDIA & ENTERTAINMENT - 3.1%
110,382 (a) IMAX Corp 4,196,724
349,457 (a) Magnite, Inc 4,478,291
117,852 (a) Ziff Davis, Inc 5,392,908
TOTAL MEDIA & ENTERTAINMENT 14,067,923
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.4%
86,592 (a) Alkermes plc 2,919,016
68,394 (a) ANI Pharmaceuticals, Inc 5,433,903
36,585 (a) Arrowhead Pharmaceuticals, Inc 2,688,266
32,237 (a) Axsome Therapeutics, Inc 6,697,237
38,257 (a) Bridgebio Pharma, Inc 2,720,455
50,579 (a) Cogent Biosciences, Inc 1,810,222
51,179 (a) Crinetics Pharmaceuticals, Inc 1,984,722
32,958 (a) Edgewise Therapeutics, Inc 1,020,380
13,419 (a) Krystal Biotech, Inc 3,519,267
78,327 (a) Scholar Rock Holding Corp 3,650,822
96,221 (a) Trevi Therapeutics, Inc 1,324,001
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 33,768,291
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.6%
140,919 (a) Allegro MicroSystems, Inc 6,834,572
99,851 (a) Ichor Holdings Ltd 6,587,170
55,200 (a) Impinj, Inc 7,999,584
157,034 (a) Rigetti Computing, Inc 2,740,243
56,910 (a) Semtech Corp 5,978,396
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 30,139,965
SOFTWARE & SERVICES - 4.7%
176,493 (a) Braze, Inc, Class A 3,888,141
527,264 (a),(b) Cleanspark, Inc 6,606,618
52,625 (a) DigitalOcean Holdings, Inc 5,074,629
70,988 (a) JFrog Ltd 3,296,682
54,209 (a) Q2 Holdings, Inc 2,751,107
TOTAL SOFTWARE & SERVICES 21,617,177
TECHNOLOGY HARDWARE & EQUIPMENT - 4.8%
24,878 (a) Applied Optoelectronics, Inc 4,088,948
271,095 (a) Mirion Technologies, Inc 5,354,126
40,989 (a) nLight, Inc 2,863,082
37,417 (a) Plexus Corp 9,375,952
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 21,682,108

Portfolio of Investments April 30, 2026
(continued)
Small Cap Select

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
TRANSPORTATION - 2.2%
102,319 (a) Alaska Air Group, Inc $ 4,001,696
48,293 ArcBest Corp 6,160,738
TOTAL TRANSPORTATION 10,162,434
UTILITIES - 3.0%
87,052 Black Hills Corp 6,554,145
80,011 Spire, Inc 7,295,403
TOTAL UTILITIES 13,849,548
TOTAL COMMON STOCKS
(Cost $377,968,006) 453,251,558
TOTAL LONG-TERM INVESTMENTS
(Cost $377,968,006) 453,251,558
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
775,094 (c) State Street Navigator Securities Lending Government Money
Market Portfolio
3.670%(d) 775,094
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $775,094) 775,094
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.1%
4880229 REPURCHASE AGREEMENTS - 1.1% 4880229
$ 4,725,000 (e) Fixed Income Clearing Corporation 3 .600 05/01/26 4,725,000
155,229 (f) Fixed Income Clearing Corporation 1 .060 05/01/26 155,229
TOTAL REPURCHASE AGREEMENTS
(Cost $4,880,229) 4,880,229
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,880,229) 4,880,229
TOTAL INVESTMENTS - 100.6%
(Cost $383,623,329) 458,906,881
OTHER ASSETS & LIABILITIES, NET -  (0.6)% (2,931,474)
NET ASSETS - 100% $ 455,975,407
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $815,152.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 3.600% dated 4/30/26 to be repurchased at $4,725,473 on 5/1/26, collateralized by Government Agency Securities, with coupon rate 4.750% and maturity date 2/15/56, valued at $4,819,525.
(f) Agreement with Fixed Income Clearing Corporation, 1.060% dated 4/30/26 to be repurchased at $155,234 on 5/1/26, collateralized by Government Agency Securities, with coupon rate 4.000% and maturity date 1/31/33, valued at $158,445.

Portfolio of Investments April 30, 2026
Small Cap Value
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.1%
282676220 COMMON STOCKS - 99.1% 282676220
AUTOMOBILES & COMPONENTS - 1.1%
87,297 Standard Motor Products, Inc $ 3,262,289
TOTAL AUTOMOBILES & COMPONENTS 3,262,289
BANKS - 17.4%
48,668 Ameris Bancorp 4,148,947
82,711 Banner Corp 5,534,193
78,560 Cathay General Bancorp 4,401,717
142,662 ConnectOne Bancorp, Inc 4,168,584
110,111 First Commonwealth Financial Corp 2,027,143
125,697 First Merchants Corp 5,083,187
239,440 OceanFirst Financial Corp 4,566,121
247,049 Old Second Bancorp, Inc 5,091,680
48,564 Preferred Bank 4,600,468
43,827 UMB Financial Corp 5,529,652
30,020 Wintrust Financial Corp 4,520,111
TOTAL BANKS 49,671,803
CAPITAL GOODS - 8.9%
17,703 Alamo Group, Inc 3,070,408
31,415 Boise Cascade Co 2,490,267
30,555 EnerSys 6,516,159
127,840 (a) Gates Industrial Corp plc 3,273,983
405,942 (a) Hillman Solutions Corp 3,312,487
92,622 (a) Resideo Technologies, Inc 3,831,772
316,176 (a) Stratasys Ltd 2,804,481
TOTAL CAPITAL GOODS 25,299,557
COMMERCIAL & PROFESSIONAL SERVICES - 4.8%
164,137 Deluxe Corp 5,112,867
51,881 Korn Ferry 3,446,974
45,055 (a) Parsons Corp 2,271,223
38,586 (a) Willdan Group, Inc 2,932,536
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 13,763,600
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.0%
7,523 Group  Automotive, Inc 2,684,733
32,211 Signet Jewelers Ltd 2,867,745
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 5,552,478
CONSUMER DURABLES & APPAREL - 4.3%
106,906 La-Z-Boy, Inc 3,713,914
26,550 (a) M/I Homes Inc 3,491,060
87,816 Steven Madden Ltd 3,298,369
33,569 Whirlpool Corp 1,881,878
TOTAL CONSUMER DURABLES & APPAREL 12,385,221
CONSUMER SERVICES - 1.1%
30,778 (a) Stride, Inc 2,990,390
TOTAL CONSUMER SERVICES 2,990,390
ENERGY - 7.8%
67,690 Cactus, Inc, Class A 3,771,687
128,516 (a) CNX Resources Corp 5,000,557
193,183 Magnolia Oil & Gas Corp, Class A 5,841,854
76,432 Matador Resources Co 4,848,846
104,698 Northern Oil & Gas, Inc 2,843,598
TOTAL ENERGY 22,306,542
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 6.4%
186,406 Apple Hospitality REIT, Inc 2,510,889
110,013 COPT Defense Properties 3,437,906
51,206 EPR Properties 2,857,807
59,796 Getty Realty Corp 1,980,444
87,682 LXP Industrial Trust 4,464,767

Portfolio of Investments April 30, 2026
(continued)
Small Cap Value

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
80,809 STAG Industrial, Inc $ 3,117,611
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 18,369,424
FINANCIAL SERVICES - 5.1%
308,882 Ladder Capital Corp 3,175,307
67,418 OneMain Holdings, Inc 3,962,156
57,364 Piper Sandler Cos 5,002,141
240,634 (a) Wealthfront Corp 2,533,876
TOTAL FINANCIAL SERVICES 14,673,480
FOOD, BEVERAGE & TOBACCO - 0.6%
85,024 Primo Brands Corp 1,732,789
TOTAL FOOD, BEVERAGE & TOBACCO 1,732,789
HEALTH CARE EQUIPMENT & SERVICES - 1.9%
30,117 (a) Addus HomeCare Corp 2,918,036
115,638 (a) Option Care Health, Inc 2,350,921
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,268,957
INSURANCE - 4.7%
153,938 (a) Ategrity Specialty Holdings LLC 2,924,822
78,836 CNO Financial Group, Inc 3,504,260
94,300 Hamilton Insurance Group Ltd, Class B 3,090,211
54,146 Stewart Information Services Corp 3,789,679
TOTAL INSURANCE 13,308,972
MATERIALS - 5.5%
116,314 (a) Coeur Mining, Inc 2,090,163
66,363 Commercial Metals Co 4,576,393
29,133 (a) Knife River Corp 2,696,259
45,565 Minerals Technologies, Inc 3,277,946
22,333 Quaker Chemical Corp 3,034,831
TOTAL MATERIALS 15,675,592
MEDIA & ENTERTAINMENT - 2.0%
150,030 (a) Magnite, Inc 1,922,635
83,429 (a) Ziff Davis, Inc 3,817,711
TOTAL MEDIA & ENTERTAINMENT 5,740,346
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.6%
115,690 (a) Alkermes plc 3,899,910
35,476 (a) ANI Pharmaceuticals, Inc 2,818,568
31,308 (a) Exelixis, Inc 1,391,954
72,220 (a) Immunovant, Inc 1,960,412
13,741 (a) Krystal Biotech, Inc 3,603,715
38,786 (a) Prestige Consumer Healthcare, Inc 2,184,427
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 15,858,986
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.5%
99,306 (a) MaxLinear, Inc 7,025,899
12,551 MKS, Inc 3,561,346
25,222 (a) Synaptics, Inc 2,360,527
53,035 (a) Veeco Instruments, Inc 2,643,795
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 15,591,567
SOFTWARE & SERVICES - 3.2%
327,451 (a) Cleanspark, Inc 4,102,961
85,621 (a) I3 Verticals, Inc, Class A 1,930,754
62,784 (a) Q2 Holdings, Inc 3,186,288
TOTAL SOFTWARE & SERVICES 9,220,003
TECHNOLOGY HARDWARE & EQUIPMENT - 4.0%
75,309 Crane NXT Co 3,364,806
176,072 (a) Harmonic, Inc 2,012,503
24,384 (a) Plexus Corp 6,110,143
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 11,487,452
TRANSPORTATION - 1.5%
136,161 Schneider National, Inc, Class B 4,233,245
TOTAL TRANSPORTATION 4,233,245

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
UTILITIES - 5.7%
63,494 Black Hills Corp $ 4,780,463
30,993 ONE Gas, Inc 2,765,196
48,364 Otter Tail Corp 4,316,003
48,496 Spire, Inc 4,421,865
TOTAL UTILITIES 16,283,527
TOTAL COMMON STOCKS
(Cost $197,902,072) 282,676,220
TOTAL LONG-TERM INVESTMENTS
(Cost $197,902,072) 282,676,220
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.6%
1,800,000 REPURCHASE AGREEMENTS - 0.6% 1,800,000
$ 1,800,000 (b) Fixed Income Clearing Corporation 3 .600% 05/01/26 1,800,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,800,000) 1,800,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,800,000) 1,800,000
TOTAL INVESTMENTS - 99.7%
(Cost $199,702,072) 284,476,220
OTHER ASSETS & LIABILITIES, NET -  0.3% 742,938
NET ASSETS - 100% $ 285,219,158
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 3.600% dated 4/30/26 to be repurchased at $1,800,180 on 5/1/26, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 11/15/55, valued at $1,836,053.

Portfolio of Investments April 30, 2026
Small/Mid Cap Growth Opportunities
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.2%
168675755 COMMON STOCKS - 99.2% 168675755
AUTOMOBILES & COMPONENTS - 1.1%
20,233 Patrick Industries, Inc $ 1,881,669
TOTAL AUTOMOBILES & COMPONENTS 1,881,669
BANKS - 2.5%
19,480 Pinnacle Financial Partners, Inc 1,927,351
19,120 UMB Financial Corp 2,412,371
TOTAL BANKS 4,339,722
CAPITAL GOODS - 25.4%
8,757 Applied Industrial Technologies, Inc 2,677,453
12,371 (a) Bloom Energy Corp, Class A 3,505,447
4,954 Carpenter Technology Corp 2,121,303
5,995 (a) Dycom Industries, Inc 2,482,530
2,064 EMCOR Group, Inc 1,840,407
88,957 (a) EquipmentShare.com, Inc, Class A 1,867,652
8,191 ESCO Technologies, Inc 2,653,474
15,187 FTAI Aviation Ltd 3,791,738
16,132 Granite Construction, Inc 2,211,213
15,154 JBT Marel Corp 1,789,687
13,534 (a) Karman Holdings, Inc 920,041
31,096 (a) Kratos Defense & Security Solutions, Inc 1,960,603
3,188 (a) MasTec, Inc 1,256,231
11,633 (a) Modine Manufacturing Co 2,962,111
18,428 (a) NEXTracker, Inc, Class A 2,195,328
14,084 Primoris Services Corp 2,551,317
17,172 (a) Rocket Lab Corp 1,416,862
12,342 (a) SPX Technologies, Inc 2,701,787
4,507 (a) Sterling Infrastructure, Inc 2,323,899
TOTAL CAPITAL GOODS 43,229,083
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.3%
13,205 (a) Boot Barn Holdings, Inc 2,263,997
18,490 (a) Ollie's Bargain Outlet Holdings, Inc 1,599,570
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,863,567
CONSUMER DURABLES & APPAREL - 1.7%
37,505 Somnigroup International, Inc 2,845,129
TOTAL CONSUMER DURABLES & APPAREL 2,845,129
CONSUMER SERVICES - 4.7%
24,644 (a) Cava Group, Inc 2,301,996
22,322 Churchill Downs, Inc 2,254,299
54,388 (a) Universal Technical Institute, Inc 2,041,181
8,932 Wingstop, Inc 1,465,384
TOTAL CONSUMER SERVICES 8,062,860
ENERGY - 2.8%
104,914 Permian Resources Holdings, Inc, Class A 2,268,241
33,775 Solaris Energy Infrastructure, Inc 2,493,946
TOTAL ENERGY 4,762,187
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.2%
52,104 CareTrust REIT, Inc 2,055,503
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,055,503
FINANCIAL SERVICES - 6.7%
54,166 Equitable Holdings, Inc 2,285,806
5,231 Evercore, Inc, Class A 1,680,668
15,460 FirstCash Holdings, Inc 3,373,681
11,500 Houlihan Lokey, Inc 1,779,625
26,556 Piper Sandler Cos 2,315,683
TOTAL FINANCIAL SERVICES 11,435,463
FOOD, BEVERAGE & TOBACCO - 1.1%
29,143 (a) Vita Coco Co, Inc 1,923,146
TOTAL FOOD, BEVERAGE & TOBACCO 1,923,146

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES - 10.9%
14,355 (a) Addus HomeCare Corp $ 1,390,856
17,786 Encompass Health Corp 1,778,600
8,218 Ensign Group, Inc 1,534,218
16,305 (a) Glaukos Corp 2,342,539
17,942 (a) Guardant Health, Inc 1,562,389
28,200 (a) HealthEquity, Inc 2,313,246
9,620 (a) Masimo Corp 1,716,497
24,898 (a) Merit Medical Systems, Inc 1,697,546
6,241 (a) Penumbra, Inc 2,037,562
38,265 (a) RadNet, Inc 2,163,886
TOTAL HEALTH CARE EQUIPMENT & SERVICES 18,537,339
INSURANCE - 1.1%
42,017 (a) Skyward Specialty Insurance Group, Inc 1,909,673
TOTAL INSURANCE 1,909,673
MATERIALS - 2.4%
23,492 (a) Knife River Corp 2,174,185
28,931 (a) MP Materials Corp 1,910,603
TOTAL MATERIALS 4,084,788
MEDIA & ENTERTAINMENT - 1.9%
43,746 (a) IMAX Corp 1,663,223
121,571 (a) Magnite, Inc 1,557,932
TOTAL MEDIA & ENTERTAINMENT 3,221,155
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.6%
35,539 (a) Alkermes plc 1,198,020
17,201 (a) Arrowhead Pharmaceuticals, Inc 1,263,929
6,051 (a) Ascendis Pharma A.S. 1,387,978
14,449 (a) Axsome Therapeutics, Inc 3,001,780
18,398 (a) Bridgebio Pharma, Inc 1,308,282
24,426 (a) Cogent Biosciences, Inc 874,206
10,542 (a) Insmed, Inc 1,437,191
21,329 (a) Ionis Pharmaceuticals, Inc 1,594,556
6,816 (a) Krystal Biotech, Inc 1,787,564
25,083 (a) Scholar Rock Holding Corp 1,169,119
2,169 (a) United Therapeutics Corp 1,239,258
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 16,261,883
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.6%
52,370 (a) Allegro MicroSystems, Inc 2,539,945
17,207 (a) Credo Technology Group Holding Ltd 2,994,190
21,055 (a) Impinj, Inc 3,051,290
6,153 (a) Onto Innovation, Inc 1,815,504
23,293 (a) Semtech Corp 2,446,930
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 12,847,859
SOFTWARE & SERVICES - 6.3%
22,651 (a) Agilysys, Inc 1,451,023
74,609 (a) Braze, Inc, Class A 1,643,636
19,824 (a) DigitalOcean Holdings, Inc 1,911,628
74,966 (a) Dynatrace, Inc 2,714,519
31,269 (a) JFrog Ltd 1,452,133
84,075 (a) nCino, Inc 1,469,631
TOTAL SOFTWARE & SERVICES 10,642,570
TECHNOLOGY HARDWARE & EQUIPMENT - 7.5%
31,611 Cognex Corp 1,754,727
5,286 (a) Fabrinet 3,612,822
34,834 (a),(b) IonQ, Inc 1,571,710
4,941 Jabil, Inc 1,667,538
857 (a) Lumentum Holdings, Inc 773,288
100,060 (a) Mirion Technologies, Inc 1,976,185
19,983 (a) nLight, Inc 1,395,813
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 12,752,083

Portfolio of Investments April 30, 2026
(continued)
Small/Mid Cap Growth Opportunities

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
TRANSPORTATION - 2.4%
40,476 (a) Alaska Air Group, Inc $ 1,583,017
11,071 (a) XPO, Inc 2,437,059
TOTAL TRANSPORTATION 4,020,076
TOTAL COMMON STOCKS
(Cost $139,561,456) 168,675,755
TOTAL LONG-TERM INVESTMENTS
(Cost $139,561,456) 168,675,755
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.9%
1,484,534 (c) State Street Navigator Securities Lending Government Money
Market Portfolio
3.670%(d) 1,484,534
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,484,534) 1,484,534
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.7%
1,200,000 REPURCHASE AGREEMENTS - 0.7% 1,200,000
$ 1,200,000 (e) Fixed Income Clearing Corporation 3 .600 05/01/26 1,200,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,200,000) 1,200,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,200,000) 1,200,000
TOTAL INVESTMENTS - 100.8%
(Cost $142,245,990) 171,360,289
OTHER ASSETS & LIABILITIES, NET -  (0.8)% (1,358,009)
NET ASSETS - 100% $ 170,002,280
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $1,555,963.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 3.600% dated 4/30/26 to be repurchased at $1,200,120 on 5/1/26, collateralized by Government Agency Securities, with coupon rate 4.750% and maturity date 2/15/56, valued at $1,224,050.

Statement of Assets and Liabilities
See Notes to Financial Statements

April 30, 2026 (Unaudited) Dividend Value Large Cap Select
Mid Cap Value
Opportunities
Small Cap
Growth
Opportunities Small Cap Select
ASSETS
Long-term investments, at value
†‡
$ 3,416,274,274 $ 51,133,628 $ 357,759,169 $ 256,856,518 $ 453,251,558
Investments purchased with collateral from securities lending, at value
(cost approximates value) – – 31,572 1,964,245 775,094
Short-term investments, at value
◊
8,250,090 25,000 3,035,277 4,150,000 4,880,229
Cash – 625 – 55,069 –
Cash denominated in foreign currencies
^
68 – – – –
Receivables:
Dividends 1,953,803 21,142 126,989 – 16,843
Interest 788 3 296 415 477
Investments sold 55,625,280 – – 69,131 –
Reclaims 63,570 – – – –
Reimbursement from Adviser 121,463 11,277 31,340 51,641 50,542
Shares sold 20,728 – 218,124 46,890 105,359
Other 216,189 27,789 60,516 46,715 44,733
Total assets 3,482,526,253 51,219,464 361,263,283 263,240,624 459,124,835
LIABILITIES
Cash overdraft 77,266 – 48,079 – 6,265
Payables:
Management fees 1,670,189 26,270 215,340 161,112 285,389
Collateral from securities lending – – 31,572 1,964,245 775,094
Interest 191 3 24 14 9
Shares redeemed 46,863,291 262,369 89,953 201,261 1,902,259
Accrued expenses:
Custodian fees 281,529 27,763 60,501 44,339 42,488
Directors fees 214,485 1,402 19,056 8,199 15,770
Professional fees 67,956 12,450 31,091 16,859 15,151
Shareholder reporting expenses 52,116 10,019 41,048 86,083 19,914
Shareholder servicing agent fees 243,212 4,490 170,046 111,883 75,766
12b-1 distribution and service fees 82,902 8,325 15,501 10,591 11,323
Total liabilities 49,553,137 353,091 722,211 2,604,586 3,149,428
Net assets $ 3,432,973,116 $ 50,866,373 $ 360,541,072 $ 260,636,038 $ 455,975,407
NET ASSETS CONSIST OF:
Paid-in capital $ 2,500,237,640 $ 29,880,937 $ 203,593,219 $ 196,835,716 $ 379,583,050
Total distributable earnings (loss) 932,735,476 20,985,436 156,947,853 63,800,322 76,392,357
Net assets $ 3,432,973,116 $ 50,866,373 $ 360,541,072 $ 260,636,038 $ 455,975,407
†
   Long-term investments, cost $ 2,491,053,727 $ 31,279,188 $ 225,177,572 $ 193,521,666 $ 377,968,006
◊
   Short-term investments, cost $ 8,250,090 $ 25,000 $ 3,035,277 $ 4,150,000 $ 4,880,229
‡ Includes securities loaned of $ — $ — $ 28,198 $ 2,051,336 $ 815,152
^
   Cash denominated in foreign currencies, cost $ 67 $ – $ – $ – $ –

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

April 30, 2026 (Unaudited) Small Cap Value
Small/Mid
Cap Growth
Opportunities
ASSETS
Long-term investments, at value
†‡
$ 282,676,220 $ 168,675,755
Investments purchased with collateral from securities lending, at value (cost approximates value) – 1,484,534
Short-term investments, at value
◊
1,800,000 1,200,000
Cash 76,456 –
Receivables:
Dividends 86,367 991
Interest 180 120
Investments sold – 990,253
Reimbursement from Adviser 28,600 18,204
Shares sold 1,889,910 8,321
Other 73,998 66,535
Total assets 286,631,731 172,444,713
LIABILITIES
Cash overdraft – 2,719
Payables:
Management fees 178,384 101,002
Collateral from securities lending – 1,484,534
Interest 17 11
Investments purchased - regular settlement 610,517 581,274
Shares redeemed 294,451 88,939
Accrued expenses:
Custodian fees 67,669 36,274
Directors fees 35,548 35,663
Professional fees 16,123 15,303
Shareholder reporting expenses 34,649 21,337
Shareholder servicing agent fees 152,017 49,386
12b-1 distribution and service fees 23,198 25,991
Total liabilities 1,412,573 2,442,433
Net assets $ 285,219,158 $ 170,002,280
NET ASSETS CONSIST OF:
Paid-in capital $ 307,524,974 $ 130,250,187
Total distributable earnings (loss) (22,305,816) 39,752,093
Net assets $ 285,219,158 $ 170,002,280
†
   Long-term investments, cost $ 197,902,072 $ 139,561,456
◊
   Short-term investments, cost $ 1,800,000 $ 1,200,000
‡ Includes securities loaned of $ — $ 1,555,963

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Dividend Value Large Cap Select
Mid Cap Value
Opportunities
Small Cap
Growth
Opportunities Small Cap Select
CLASS A:
Net assets $ 390,807,598 $ 38,479,109 $ 67,215,253 $ 53,979,409 $ 56,931,075
Shares outstanding 24,381,411 833,859 1,133,015 1,872,714 4,826,877
Net asset value ("NAV") per share $ 16.03 $ 46.15 $ 59.32 $ 28.82 $ 11.79
Maximum sales charge 5.75% 5.75% 5.75% 5.75% 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 17.01 $ 48.97 $ 62.94 $ 30.58 $ 12.51
CLASS C:
Net assets $ 6,883,913 $ 938,883 $ 2,441,200 $ — $ —
Shares outstanding 442,480 23,869 45,253 — —
NAV and offering price per share $ 15.56 $ 39.34 $ 53.95 $ — $ —
CLASS R6:
Net assets $ 2,766,840,177 $ — $ 50,717,363 $ 15,404,789 $ 273,143,250
Shares outstanding 167,289,748 — 845,205 388,299 15,664,339
NAV and offering price per share $ 16.54 $ — $ 60.01 $ 39.67 $ 17.44
CLASS I:
Net assets $ 268,441,428 $ 11,448,381 $ 240,167,256 $ 191,251,840 $ 125,901,082
Shares outstanding 16,419,765 243,971 4,017,309 4,917,068 7,255,791
NAV and offering price per share $ 16.35 $ 46.93 $ 59.78 $ 38.90 $ 17.35
Authorized shares - per class 2 billion 2 billion 2 billion 2 billion 2 billion
Par value per share $ 0.0001 $ 0.0001 $ 0.0001 $ 0.0001 $ 0.0001

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Small Cap Value
Small/Mid
Cap Growth
Opportunities
CLASS A:
Net assets $ 98,633,977 $ 131,492,455
Shares outstanding 2,764,977 4,809,768
Net asset value ("NAV") per share $ 35.67 $ 27.34
Maximum sales charge 5.75% 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 37.85 $ 29.01
CLASS C:
Net assets $ 4,682,466 $ —
Shares outstanding 157,966 —
NAV and offering price per share $ 29.64 $ —
CLASS R6:
Net assets $ 30,099,416 $ 3,299,682
Shares outstanding 806,829 72,372
NAV and offering price per share $ 37.31 $ 45.59
CLASS I:
Net assets $ 151,803,299 $ 35,210,143
Shares outstanding 4,097,458 796,077
NAV and offering price per share $ 37.05 $ 44.23
Authorized shares - per class 2 billion 2 billion
Par value per share $ 0.0001 $ 0.0001

Statement of Operations
See Notes to Financial Statements

Six Months Ended April 30, 2026 (Unaudited) Dividend Value Large Cap Select
Mid Cap Value
Opportunities
Small Cap Growth
Opportunities
INVESTMENT INCOME
Affiliated income $ 612,525 $ 10,024 $ 35,272 $ 227,320
Dividends 33,022,616 311,582 2,885,108 737,077
Interest 348,973 3,527 22,862 90,172
Securities lending income, net — — 1,718 6,976
Tax withheld — (627) — —
Total investment income 33,984,114 324,506 2,944,960 1,061,545
EXPENSES
– – – –
Management fees 9,802,489 158,343 1,274,419 1,176,749
12b-1 service fees - Class A 467,548 45,487 79,593 65,038
12b-1 distribution and service fees - Class C 34,758 5,061 12,207 —
Shareholder servicing agent fees - Class A 179,269 6,866 49,849 41,270
Shareholder servicing agent fees - Class C 3,333 190 1,913 —
Shareholder servicing agent fees - Class R6 53,863 — 1,982 1,560
Shareholder servicing agent fees - Class I 124,304 2,054 180,921 162,780
Interest expense 10,134 248 771 281
Directors fees 97,721 1,464 10,719 8,555
Custodian expenses 95,419 10,522 21,028 16,186
Registration fees 35,854 25,664 37,267 27,711
Professional fees 105,201 20,074 49,140 24,040
Shareholder reporting expenses 38,189 10,398 26,345 57,818
Other 20,225 5,420 8,343 5,983
Total expenses before fee waiver/expense reimbursement 11,068,307 291,791 1,754,497 1,587,971
Fee waiver/expense reimbursement (451,988) (58,571) (196,341) (154,172)
Net expenses 10,616,319 233,220 1,558,156 1,433,799
Net investment income (loss) 23,367,795 91,286 1,386,804 (372,254)
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 42,372,361 1,345,641 23,565,472 4,540,710
Foreign currency transactions 2,904 — — —
Net realized gain (loss) 42,375,265 1,345,641 23,565,472 4,540,710
Change in unrealized appreciation (depreciation) on:
Investments 286,681,193 2,031,072 27,128,722 940,955
Foreign currency translations (2,421) — — —
Net change in unrealized appreciation (depreciation) 286,678,772 2,031,072 27,128,722 940,955
Net realized and unrealized gain (loss) 329,054,037 3,376,713 50,694,194 5,481,665
Net increase (decrease) in net assets from operations $ 352,421,832 $ 3,467,999 $ 52,080,998 $ 5,109,411

Statement of Operations
(continued)
See Notes to Financial Statements

Six Months Ended April 30, 2026 (Unaudited) Small Cap Select Small Cap Value
Small/Mid
Cap Growth
Opportunities
INVESTMENT INCOME
Affiliated income $ 366,954 $ 71,782 $ 55,626
Dividends 2,378,282 2,535,986 380,501
Interest 129,587 22,926 24,494
Securities lending income, net 5,503 4,133 3,213
Tax withheld — (2,744) (171)
Total investment income 2,880,326 2,632,083 463,663
EXPENSES
– – –
Management fees 1,658,172 1,074,168 617,506
12b-1 service fees - Class A 68,533 116,106 159,595
12b-1 distribution and service fees - Class C — 25,410 —
Shareholder servicing agent fees - Class A 35,980 83,369 62,654
Shareholder servicing agent fees - Class C — 4,571 —
Shareholder servicing agent fees - Class R6 10,461 1,606 476
Shareholder servicing agent fees - Class I 77,145 128,616 16,211
Interest expense 80 116 70
Directors fees 11,957 8,295 5,075
Custodian expenses 16,089 24,833 13,065
Registration fees 28,430 35,502 26,133
Professional fees 23,618 16,912 48,938
Shareholder reporting expenses 17,530 24,370 16,836
Other 5,546 8,943 6,154
Total expenses before fee waiver/expense reimbursement 1,953,541 1,552,817 972,713
Fee waiver/expense reimbursement (56,161) (162,711) (95,807)
Net expenses 1,897,380 1,390,106 876,906
Net investment income (loss) 982,946 1,241,977 (413,243)
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 3,017,178 11,087,187 12,137,798
Net realized gain (loss) 3,017,178 11,087,187 12,137,798
Change in unrealized appreciation (depreciation) on:
Investments 37,666,316 25,514,256 3,363,900
Foreign currency translations — 70 —
Net change in unrealized appreciation (depreciation) 37,666,316 25,514,326 3,363,900
Net realized and unrealized gain (loss) 40,683,494 36,601,513 15,501,698
Net increase (decrease) in net assets from operations $ 41,666,440 $ 37,843,490 $ 15,088,455

Statement of Changes in Net Assets
See Notes to Financial Statements

Dividend Value Large Cap Select
Unaudited
Six Months Ended
4/30/26
Year Ended
10/31/25
Unaudited
Six Months Ended
4/30/26
Year Ended
10/31/25
OPERATIONS
Net investment income (loss) $ 23,367,795 $ 44,332,640 $ 91,286 $ 115,023
Net realized gain (loss) 42,375,265 187,019,887 1,345,641 3,335,896
Net change in unrealized appreciation (depreciation) 286,678,772 45,384,683 2,031,072 4,188,153
Net increase (decrease) in net assets from operations 352,421,832 276,737,210 3,467,999 7,639,072
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (24,519,628) (37,048,176) (2,413,564) (3,859,202)
Class C (447,626) (741,377) (75,198) (170,777)
Class R6 (166,347,745) (238,560,591) — —
Class I (17,083,571) (27,020,732) (749,679) (1,531,870)
Total distributions (208,398,570) (303,370,876) (3,238,441) (5,561,849)
FUND SHARE TRANSACTIONS
Subscriptions 150,415,320 359,141,835 921,590 2,120,714
Reinvestments of distributions 206,424,554 300,181,575 2,949,294 4,989,432
Redemptions (253,827,305) (704,756,098) (2,665,840) (6,934,989)
Net increase (decrease) from Fund share transactions 103,012,569 (45,432,688) 1,205,044 175,157
Net increase (decrease) in net assets 247,035,831 (72,066,354) 1,434,602 2,252,380
Net assets at the beginning of period 3,185,937,285 3,258,003,639 49,431,771 47,179,391
Net assets at the end of period $ 3,432,973,116 $ 3,185,937,285 $ 50,866,373 $ 49,431,771

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

Mid Cap Value Opportunities Small Cap Growth Opportunities
Unaudited
Six Months Ended
4/30/26
Year Ended
10/31/25
Unaudited
Six Months Ended
4/30/26
Year Ended
10/31/25
OPERATIONS
Net investment income (loss) $ 1,386,804 $ 4,950,440 $ (372,254) $ (772,812)
Net realized gain (loss) 23,565,472 48,447,345 4,540,710 24,521,830
Net change in unrealized appreciation (depreciation) 27,128,722 (24,855,064) 940,955 11,211,145
Net increase (decrease) in net assets from operations 52,080,998 28,542,721 5,109,411 34,960,163
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (8,149,403) (3,315,872) (3,628,463) —
Class C (326,482) (165,399) — —
Class R6 (5,741,770) (2,324,771) (2,297,726) —
Class I (30,428,243) (17,056,093) (11,593,982) —
Total distributions (44,645,898) (22,862,135) (17,520,171) —
FUND SHARE TRANSACTIONS
Subscriptions 18,583,709 36,795,100 40,846,727 106,188,326
Reinvestments of distributions 42,620,283 21,881,783 17,139,964 —
Redemptions (51,284,880) (165,668,586) (101,426,355) (63,609,029)
Net increase (decrease) from Fund share transactions 9,919,112 (106,991,703) (43,439,664) 42,579,297
Net increase (decrease) in net assets 17,354,212 (101,311,117) (55,850,424) 77,539,460
Net assets at the beginning of period 343,186,860 444,497,977 316,486,462 238,947,002
Net assets at the end of period $ 360,541,072 $ 343,186,860 $ 260,636,038 $ 316,486,462

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

Small Cap Select Small Cap Value
Unaudited
Six Months Ended
4/30/26
Year Ended
10/31/25
Unaudited
Six Months Ended
4/30/26
Year Ended
10/31/25
OPERATIONS
Net investment income (loss) $ 982,946 $ 441,736 $ 1,241,977 $ 3,024,778
Net realized gain (loss) 3,017,178 9,172,855 11,087,187 51,755,037
Net change in unrealized appreciation (depreciation) 37,666,316 6,755,282 25,514,326 (33,302,384)
Net increase (decrease) in net assets from operations 41,666,440 16,369,873 37,843,490 21,477,431
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (1,893,562) (1,724,576) (772,558) (1,247,880)
Class C — — (6,837) (65,560)
Class R6 (6,285,409) (58,791) (351,814) (449,903)
Class I (2,871,779) (2,217,090) (1,548,715) (2,405,345)
Total distributions (11,050,750) (4,000,457) (2,679,924) (4,168,688)
FUND SHARE TRANSACTIONS
Subscriptions 69,293,572 268,464,951 18,052,450 33,936,890
Reinvestments of distributions 10,997,173 3,943,555 2,006,762 3,120,063
Redemptions (39,158,827) (45,236,221) (34,409,881) (208,582,092)
Net increase (decrease) from Fund share transactions 41,131,918 227,172,285 (14,350,669) (171,525,139)
Net increase (decrease) in net assets 71,747,608 239,541,701 20,812,897 (154,216,396)
Net assets at the beginning of period 384,227,799 144,686,098 264,406,261 418,622,657
Net assets at the end of period $ 455,975,407 $ 384,227,799 $ 285,219,158 $ 264,406,261

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

Small/Mid Cap Growth Opportunities
Unaudited
Six Months Ended
4/30/26
Year Ended
10/31/25
OPERATIONS
Net investment income (loss) $ (413,243) $ (817,333)
Net realized gain (loss) 12,137,798 31,949,351
Net change in unrealized appreciation (depreciation) 3,363,900 (10,703,360)
Net increase (decrease) in net assets from operations 15,088,455 20,428,658
Class A (15,524,314) —
Class R6 (255,701) —
Class I (2,494,907) —
Total distributions (18,274,922) —
FUND SHARE TRANSACTIONS
Subscriptions 6,858,487 9,671,919
Reinvestments of distributions 17,959,315 —
Redemptions (19,685,787) (43,324,943)
Net increase (decrease) from Fund share transactions 5,132,015 (33,653,024)
Net increase (decrease) in net assets 1,945,548 (13,224,366)
Net assets at the beginning of period 168,056,732 181,281,098
Net assets at the end of period $ 170,002,280 $ 168,056,732

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Dividend Value
Class
A
4/30/26
(e)
$ 15.42 $ 0.09 $ 1.54 $ 1.63 $ (0.09) $ (0.93) $ (1.02) $ 16.03
10/31/25
15.62 0.17 1.12 1.29 (0.17) (1.32) (1.49) 15.42
10/31/24
12.74 0.20 3.38 3.58 (0.20) (0.50) (0.70) 15.62
10/31/23
14.12 0.20 (0.37) (0.17) (0.25) (0.96) (1.21) 12.74
10/31/22
15.97 0.24 (0.67) (0.43) (0.20) (1.22) (1.42) 14.12
10/31/21
11.44 0.20 4.50 4.70 (0.17) — (0.17) 15.97
Class
C
4/30/26
(e)
14.99 0.03 1.51 1.54 (0.04) (0.93) (0.97) 15.56
10/31/25
15.23 0.05 1.08 1.13 (0.05) (1.32) (1.37) 14.99
10/31/24
12.43 0.09 3.30 3.39 (0.09) (0.50) (0.59) 15.23
10/31/23
13.80 0.10 (0.37) (0.27) (0.14) (0.96) (1.10) 12.43
10/31/22
15.63 0.12 (0.64) (0.52) (0.09) (1.22) (1.31) 13.80
10/31/21
11.21 0.09 4.40 4.49 (0.07) — (0.07) 15.63
Class
R6
4/30/26
(e)
15.88 0.12 1.59 1.71 (0.12) (0.93) (1.05) 16.54
10/31/25
16.05 0.22 1.15 1.37 (0.22) (1.32) (1.54) 15.88
10/31/24
13.08 0.26 3.47 3.73 (0.26) (0.50) (0.76) 16.05
10/31/23
14.47 0.26 (0.39) (0.13) (0.30) (0.96) (1.26) 13.08
10/31/22
16.34 0.29 (0.68) (0.39) (0.26) (1.22) (1.48) 14.47
10/31/21
11.72 0.26 4.60 4.86 (0.24) — (0.24) 16.34
Class
I
4/30/26
(e)
15.71 0.11 1.58 1.69 (0.12) (0.93) (1.05) 16.35
10/31/25
15.89 0.21 1.14 1.35 (0.21) (1.32) (1.53) 15.71
10/31/24
12.95 0.24 3.44 3.68 (0.24) (0.50) (0.74) 15.89
10/31/23
14.34 0.24 (0.39) (0.15) (0.28) (0.96) (1.24) 12.95
10/31/22
16.20 0.27 (0.67) (0.40) (0.24) (1.22) (1.46) 14.34
10/31/21
11.61 0.24 4.57 4.81 (0.22) — (0.22) 16.20
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
11 .06% $ 390,808 0 .97%
(f)
0 .95%
(f)
1 .15%
(f)
28%
8 .87 372,981 0 .97 0 .95 1 .13 81
28 .86 395,249 0 .99 0 .96 1 .37 79
( 1 .39 ) 342,301 1 .00 0 .96 1 .51 82
( 3 .00 ) 390,219 1 .00 0 .96 1 .63 81
41 .25 434,105 1 .00 0 .96 1 .32 97
10 .67 6,884 1 .72
(f)
1 .70
(f)
0 .41
(f)
28
7 .99 7,150 1 .72 1 .70 0 .38 81
27 .98 8,145 1 .74 1 .71 0 .63 79
( 2 .14 ) 8,404 1 .75 1 .71 0 .77 82
( 3 .72 ) 11,931 1 .75 1 .71 0 .85 81
40 .10 16,356 1 .75 1 .71 0 .60 97
11 .26 2,766,840 0 .63
(f)
0 .60
(f)
1 .49
(f)
28
9 .23 2,545,603 0 .63 0 .61 1 .47 81
29 .28 2,566,211 0 .65 0 .62 1 .70 79
( 1 .03 ) 2,210,275 0 .65 0 .61 1 .86 82
( 2 .65 ) 2,619,891 0 .65 0 .61 1 .98 81
41 .71 3,102,035 0 .64 0 .60 1 .73 97
11 .20 268,441 0 .72
(f)
0 .70
(f)
1 .40
(f)
28
9 .14 260,203 0 .72 0 .70 1 .39 81
29 .19 288,399 0 .74 0 .71 1 .62 79
( 1 .16 ) 270,350 0 .75 0 .71 1 .77 82
( 2 .75 ) 342,502 0 .75 0 .71 1 .85 81
41 .59 466,940 0 .75 0 .71 1 .61 97

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Large Cap Select
Class
A
4/30/26
(e)
$ 46.03 $ 0.07 $ 3.04 $ 3.11 $ (0.08) $ (2.91) $ (2.99) $ 46.15
10/31/25
43.88 0.09 7.21 7.30 (0.11) (5.04) (5.15) 46.03
10/31/24
32.17 0.15 12.35 12.50 (0.19) (0.60) (0.79) 43.88
10/31/23
31.11 0.18 2.76 2.94 (0.21) (1.67) (1.88) 32.17
10/31/22
45.19 0.19 (5.82) (5.63) (0.10) (8.35) (8.45) 31.11
10/31/21
32.12 0.07 13.28 13.35 (0.17) (0.11) (0.28) 45.19
Class
C
4/30/26
(e)
39.73 (0.07) 2.59 2.52 — (2.91) (2.91) 39.34
10/31/25
38.69 (0.20) 6.28 6.08 — (5.04) (5.04) 39.73
10/31/24
28.49 (0.13) 10.93 10.80 — (0.60) (0.60) 38.69
10/31/23
27.75 (0.05) 2.46 2.41 — (1.67) (1.67) 28.49
10/31/22
41.45 (0.06) (5.20) (5.26) (0.09) (8.35) (8.44) 27.75
10/31/21
29.56 (0.21) 12.21 12.00 — (0.11) (0.11) 41.45
Class
I
4/30/26
(e)
46.80 0.13 3.10 3.23 (0.19) (2.91) (3.10) 46.93
10/31/25
44.54 0.19 7.33 7.52 (0.22) (5.04) (5.26) 46.80
10/31/24
32.64 0.25 12.53 12.78 (0.28) (0.60) (0.88) 44.54
10/31/23
31.55 0.26 2.80 3.06 (0.30) (1.67) (1.97) 32.64
10/31/22
45.61 0.26 (5.87) (5.61) (0.10) (8.35) (8.45) 31.55
10/31/21
32.41 0.18 13.38 13.56 (0.25) (0.11) (0.36) 45.61
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
7 .22% $ 38,479 1 .25%
(f)
1 .01%
(f)
0 .34%
(f)
26%
17 .84 37,072 1 .26 1 .01 0 .21 70
39 .42 32,754 1 .29 1 .03 0 .38 76
10 .13 24,952 1 .37 1 .05 0 .57 89
( 15 .56 ) 23,157 1 .32 1 .05 0 .54 78
41 .77 31,724 1 .29 1 .05 0 .18 83
6 .84 939 2 .00
(f)
1 .76
(f)
( 0 .40 )
(f)
26
16 .94 1,139 2 .01 1 .76 ( 0 .54 ) 70
38 .38 1,349 2 .04 1 .78 ( 0 .36 ) 76
9 .30 1,212 2 .12 1 .80 ( 0 .18 ) 89
( 16 .18 ) 1,334 2 .07 1 .80 ( 0 .20 ) 78
40 .68 1,790 2 .04 1 .80 ( 0 .56 ) 83
7 .37 11,448 1 .00
(f)
0 .76
(f)
0 .59
(f)
26
18 .13 11,221 1 .01 0 .76 0 .46 70
39 .76 13,077 1 .04 0 .78 0 .63 76
10 .40 8,758 1 .12 0 .80 0 .81 89
( 15 .33 ) 9,854 1 .07 0 .80 0 .75 78
42 .11 18,605 1 .04 0 .80 0 .43 83

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Mid Cap Value Opportunities
Class
A
4/30/26
(e)
$ 58.55 $ 0.16 $ 8.24 $ 8.40 $ (0.62) $ (7.01) $ (7.63) $ 59.32
10/31/25
57.24 0.56 3.62 4.18 (0.52) (2.35) (2.87) 58.55
10/31/24
46.86 0.46 11.54 12.00 (0.50) (1.12) (1.62) 57.24
10/31/23
50.13 0.52 (0.84) (0.32) (0.53) (2.42) (2.95) 46.86
10/31/22
56.38 0.54 (3.88) (3.34) (0.35) (2.56) (2.91) 50.13
10/31/21
36.53 0.29 20.01 20.30 (0.45) — (0.45) 56.38
Class
C
4/30/26
(e)
53.67 (0.03) 7.51 7.48 (0.19) (7.01) (7.20) 53.95
10/31/25
52.67 0.15 3.30 3.45 (0.10) (2.35) (2.45) 53.67
10/31/24
43.21 0.07 10.63 10.70 (0.12) (1.12) (1.24) 52.67
10/31/23
46.38 0.15 (0.77) (0.62) (0.13) (2.42) (2.55) 43.21
10/31/22
52.74 0.14 (3.62) (3.48) (0.32) (2.56) (2.88) 46.38
10/31/21
34.21 (0.09) 18.79 18.70 (0.17) — (0.17) 52.74
Class
R6
4/30/26
(e)
59.26 0.27 8.35 8.62 (0.86) (7.01) (7.87) 60.01
10/31/25
57.93 0.77 3.66 4.43 (0.75) (2.35) (3.10) 59.26
10/31/24
47.41 0.68 11.66 12.34 (0.70) (1.12) (1.82) 57.93
10/31/23
50.71 0.72 (0.85) (0.13) (0.75) (2.42) (3.17) 47.41
10/31/22
56.81 0.74 (3.93) (3.19) (0.35) (2.56) (2.91) 50.71
10/31/21
36.78 0.49 20.13 20.62 (0.59) — (0.59) 56.81
Class
I
4/30/26
(e)
59.02 0.24 8.29 8.53 (0.76) (7.01) (7.77) 59.78
10/31/25
57.69 0.71 3.63 4.34 (0.66) (2.35) (3.01) 59.02
10/31/24
47.20 0.60 11.63 12.23 (0.62) (1.12) (1.74) 57.69
10/31/23
50.49 0.65 (0.86) (0.21) (0.66) (2.42) (3.08) 47.20
10/31/22
56.64 0.68 (3.92) (3.24) (0.35) (2.56) (2.91) 50.49
10/31/21
36.69 0.41 20.09 20.50 (0.55) — (0.55) 56.64
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
16 .09% $ 67,215 1 .24%
(f)
1 .13%
(f)
0 .59%
(f)
5%
7 .54 63,218 1 .20 1 .13 1 .00 19
25 .98 66,081 1 .23 1 .14 0 .86 20
( 0 .65 ) 58,995 1 .25 1 .16 1 .06 28
( 6 .29 ) 63,992 1 .21 1 .16 1 .03 38
55 .98 73,571 1 .28 1 .16 0 .59 31
15 .67 2,441 1 .99
(f)
1 .88
(f)
( 0 .14 )
(f)
5
6 .72 2,623 1 .95 1 .88 0 .29 19
25 .06 4,001 1 .98 1 .89 0 .13 20
( 1 .38 ) 4,512 2 .00 1 .91 0 .33 28
( 7 .02 ) 5,552 1 .96 1 .91 0 .28 38
54 .80 6,026 2 .03 1 .91 ( 0 .20 ) 31
16 .32 50,717 0 .84
(f)
0 .73
(f)
0 .97
(f)
5
7 .95 43,085 0 .83 0 .76 1 .37 19
26 .47 43,312 0 .85 0 .76 1 .24 20
( 0 .25 ) 31,554 0 .85 0 .76 1 .45 28
( 5 .96 ) 32,383 0 .84 0 .79 1 .39 38
56 .59 26,190 0 .87 0 .75 0 .99 31
16 .23 240,167 0 .99
(f)
0 .88
(f)
0 .85
(f)
5
7 .79 234,260 0 .95 0 .88 1 .27 19
26 .33 331,104 0 .98 0 .89 1 .11 20
( 0 .41 ) 316,716 1 .00 0 .91 1 .31 28
( 6 .07 ) 369,680 0 .96 0 .91 1 .29 38
56 .35 298,350 1 .03 0 .91 0 .83 31

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Small Cap Growth Opportunities
Class
A
4/30/26
(e)
$ 29.96 $ (0.07) $ 1.00 $ 0.93 $ — $ (2.07) $ (2.07) $ 28.82
10/31/25
25.78 (0.14) 4.32 4.18 — — — 29.96
10/31/24
18.97 (0.14) 6.95 6.81 — — — 25.78
10/31/23
20.05 (0.13) (0.95) (1.08) — — — 18.97
10/31/22
34.74 (0.16) (8.03) (8.19) — (6.50) (6.50) 20.05
10/31/21
27.35 (0.28) 11.44 11.16 (0.01) (3.76) (3.77) 34.74
Class
R6
4/30/26
(e)
40.39 (0.01) 1.36 1.35 — (2.07) (2.07) 39.67
10/31/25
34.62 (0.13) 5.90 5.77 — — — 40.39
10/31/24
25.37 (0.07) 9.32 9.25 — — — 34.62
10/31/23
26.71 (0.06) (1.28) (1.34) — — — 25.37
10/31/22
43.84 (0.09) (10.54) (10.63) — (6.50) (6.50) 26.71
10/31/21
33.69 (0.15) 14.22 14.07 (0.16) (3.76) (3.92) 43.84
Class
I
4/30/26
(e)
39.66 (0.04) 1.35 1.31 — (2.07) (2.07) 38.90
10/31/25
34.05 (0.10) 5.71 5.61 — — — 39.66
10/31/24
24.99 (0.11) 9.17 9.06 — — — 34.05
10/31/23
26.34 (0.10) (1.25) (1.35) — — — 24.99
10/31/22
43.39 (0.15) (10.40) (10.55) — (6.50) (6.50) 26.34
10/31/21
33.38 (0.25) 14.11 13.86 (0.09) (3.76) (3.85) 43.39
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
3 .27% $ 53,979 1 .30%
(f)
1 .20%
(f)
( 0 .48 ) %
(f)
40%
16 .13 52,389 1 .31 1 .20 ( 0 .52 ) 91
35 .95 44,910 1 .36 1 .21 ( 0 .59 ) 67
( 5 .39 ) 36,065 1 .36 1 .23 ( 0 .63 ) 65
( 28 .03 ) 41,159 1 .35 1 .22 ( 0 .72 ) 65
43 .38 59,901 1 .33 1 .21 ( 0 .88 ) 97
3 .47 15,405 0 .90
(f)
0 .80
(f)
( 0 .04 )
(f)
40
16 .64 43,261 0 .92 0 .81 ( 0 .34 ) 91
36 .41 3,033 0 .97 0 .82 ( 0 .21 ) 67
( 4 .98 ) 866 0 .96 0 .83 ( 0 .20 ) 65
( 27 .74 ) 644 0 .95 0 .82 ( 0 .30 ) 65
43 .98 590 0 .93 0 .81 ( 0 .39 ) 97
3 .44 191,252 1 .05
(f)
0 .95
(f)
( 0 .23 )
(f)
40
16 .41 220,836 1 .06 0 .95 ( 0 .27 ) 91
36 .29 191,005 1 .11 0 .96 ( 0 .34 ) 67
( 5 .13 ) 140,570 1 .11 0 .98 ( 0 .37 ) 65
( 27 .86 ) 132,002 1 .10 0 .97 ( 0 .51 ) 65
43 .74 305,544 1 .08 0 .96 ( 0 .62 ) 97

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Small Cap Select
Class
A
4/30/26
(e)
$ 11.08 $ 0.01 $ 1.09 $ 1.10 $ — $ (0.39) $ — $ (0.39) $ 11.79
10/31/25
10.42 0.02 0.97 0.99 — (0.33) — (0.33) 11.08
10/31/24
7.82 —
(g)
2.60 2.60 — — — — 10.42
10/31/23
8.17 (0.01) (0.33) (0.34) ( — )
(g)
— (0.01) (0.01) 7.82
10/31/22
11.89 ( — )
(g)
(1.83) (1.83) — (1.89) — (1.89) 8.17
10/31/21
7.83 (0.03) 4.23 4.20 ( — )
(g)
(0.14) — (0.14) 11.89
Class
R6
4/30/26
(e)
16.22 0.05 1.60 1.65 (0.04) (0.39) — (0.43) 17.44
10/31/25
15.11 (0.07) 1.57 1.50 (0.06) (0.33) — (0.39) 16.22
10/31/24
11.30 0.06 3.75 3.81 — — — — 15.11
10/31/23
11.80 0.03 (0.47) (0.44) (0.01) — (0.05) (0.06) 11.30
10/31/22
16.26 0.04 (2.61) (2.57) — (1.89) — (1.89) 11.80
10/31/21
10.66 0.01 5.77 5.78 (0.04) (0.14) — (0.18) 16.26
Class
I
4/30/26
(e)
16.13 0.04 1.59 1.63 (0.02) (0.39) — (0.41) 17.35
10/31/25
15.03 0.06 1.41 1.47 (0.04) (0.33) — (0.37) 16.13
10/31/24
11.26 0.04 3.73 3.77 — — — — 15.03
10/31/23
11.75 0.01 (0.45) (0.44) (0.01) — (0.04) (0.05) 11.26
10/31/22
16.21 0.03 (2.60) (2.57) — (1.89) — (1.89) 11.75
10/31/21
10.63 (0.01) 5.76 5.75 (0.03) (0.14) — (0.17) 16.21
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.
(g)
Value rounded to zero.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
10 .10% $ 56,931 1 .22%
(f)
1 .20%
(f)
0 .18%
(f)
30%
9 .54 53,441 1 .31 1 .20 0 .18 76
33 .25 54,138 1 .38 1 .22 0 .04 56
( 4 .15 ) 48,067 1 .41 1 .24 ( 0 .14 ) 42
( 17 .84 ) 56,476 1 .40 1 .24 ( 0 .05 ) 63
54 .06 78,047 1 .39 1 .24 ( 0 .30 ) 91
10 .33 273,143 0 .85
(f)
0 .82
(f)
0 .55
(f)
30
9 .96 217,944 0 .93 0 .82 ( 0 .43 ) 76
33 .72 2,475 1 .01 0 .85 0 .42 56
( 3 .73 ) 4,212 1 .03 0 .86 0 .24 42
( 17 .57 ) 3,135 1 .02 0 .86 0 .32 63
54 .60 2,791 1 .03 0 .87 0 .06 91
10 .24 125,901 0 .97
(f)
0 .95
(f)
0 .43
(f)
30
9 .81 112,843 1 .06 0 .95 0 .42 76
33 .60 88,074 1 .12 0 .96 0 .27 56
( 3 .87 ) 45,185 1 .16 0 .99 0 .11 42
( 17 .63 ) 53,115 1 .15 0 .99 0 .20 63
54 .43 74,479 1 .14 0 .99 ( 0 .04 ) 91

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Small Cap Value
Class
A
4/30/26
(e)
$ 31.34 $ 0.12 $ 4.48 $ 4.60 $ (0.27) $ — $ (0.27) $ 35.67
10/31/25
30.73 0.25 0.77 1.02 (0.41) — (0.41) 31.34
10/31/24
23.89 0.23 6.83 7.06 (0.22) — (0.22) 30.73
10/31/23
26.52 0.21 (2.60) (2.39) (0.24) — (0.24) 23.89
10/31/22
28.36 0.21 (1.90) (1.69) (0.15) — (0.15) 26.52
10/31/21
17.30 0.04 11.09 11.13 (0.07) — (0.07) 28.36
Class
C
4/30/26
(e)
25.95 0.01 3.71 3.72 (0.03) — (0.03) 29.64
10/31/25
25.46 0.03 0.61 0.64 (0.15) — (0.15) 25.95
10/31/24
19.81 0.02 5.65 5.67 (0.02) — (0.02) 25.46
10/31/23
21.99 0.01 (2.15) (2.14) (0.04) — (0.04) 19.81
10/31/22
23.68 —
(g)
(1.56) (1.56) (0.13) — (0.13) 21.99
10/31/21
14.51 (0.13) 9.30 9.17 — — — 23.68
Class
R6
4/30/26
(e)
32.84 0.20 4.70 4.90 (0.43) — (0.43) 37.31
10/31/25
32.17 0.50 0.70 1.20 (0.53) — (0.53) 32.84
10/31/24
25.00 0.37 7.13 7.50 (0.33) — (0.33) 32.17
10/31/23
27.75 0.33 (2.72) (2.39) (0.36) — (0.36) 25.00
10/31/22
29.55 0.33 (1.97) (1.64) (0.16) — (0.16) 27.75
10/31/21
18.02 0.12 11.57 11.69 (0.16) — (0.16) 29.55
Class
I
4/30/26
(e)
32.58 0.17 4.66 4.83 (0.36) — (0.36) 37.05
10/31/25
31.95 0.34 0.79 1.13 (0.50) — (0.50) 32.58
10/31/24
24.83 0.32 7.09 7.41 (0.29) — (0.29) 31.95
10/31/23
27.57 0.28 (2.70) (2.42) (0.32) — (0.32) 24.83
10/31/22
29.41 0.29 (1.97) (1.68) (0.16) — (0.16) 27.57
10/31/21
17.93 0.11 11.49 11.60 (0.12) — (0.12) 29.41
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.
(g)
Value rounded to zero.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
14 .77% $ 98,634 1 .32%
(f)
1 .20%
(f)
0 .76%
(f)
14%
3 .30 89,740 1 .30 1 .20 0 .80 21
29 .64 95,997 1 .31 1 .20 0 .80 23
( 9 .05 ) 87,298 1 .28 1 .21 0 .81 31
( 6 .00 ) 113,227 1 .25 1 .20 0 .77 31
64 .47 138,585 1 .25 1 .20 0 .16 36
14 .36 4,682 2 .07
(f)
1 .95
(f)
0 .05
(f)
14
2 .51 5,919 2 .05 1 .95 0 .10 21
28 .65 12,148 2 .06 1 .95 0 .06 23
( 9 .72 ) 14,623 2 .03 1 .96 0 .07 31
( 6 .70 ) 21,592 2 .00 1 .95 0 .02 31
63 .20 28,500 2 .00 1 .95 ( 0 .62 ) 36
15 .01 30,099 0 .90
(f)
0 .78
(f)
1 .18
(f)
14
3 .73 27,335 0 .88 0 .78 1 .49 21
30 .14 151,043 0 .90 0 .79 1 .23 23
( 8 .67 ) 132,277 0 .87 0 .80 1 .22 31
( 5 .60 ) 152,178 0 .86 0 .81 1 .17 31
65 .14 182,835 0 .85 0 .81 0 .45 36
14 .95 151,803 1 .07
(f)
0 .95
(f)
1 .01
(f)
14
3 .53 141,412 1 .05 0 .95 1 .06 21
29 .97 159,434 1 .06 0 .95 1 .10 23
( 8 .83 ) 211,272 1 .03 0 .96 1 .06 31
( 5 .76 ) 261,581 1 .00 0 .95 1 .02 31
64 .91 371,179 1 .00 0 .95 0 .42 36

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Small/Mid Cap Growth Opportunities
Class
A
4/30/26
(e)
$ 28.32 $ (0.07) $ 2.46 $ 2.39 $ — $ (3.37) $ (3.37) $ 27.34
10/31/25
25.22 (0.14) 3.24 3.10 — — — 28.32
10/31/24
19.47 (0.15) 5.90 5.75 — — — 25.22
10/31/23
19.43 (0.11) 0.15 0.04 — — — 19.47
10/31/22
41.71 (0.14) (11.98) (12.12) — (10.16) (10.16) 19.43
10/31/21
34.24 (0.32) 12.82 12.50 — (5.03) (5.03) 41.71
Class
R6
4/30/26
(e)
44.92 (0.05) 4.09 4.04 — (3.37) (3.37) 45.59
10/31/25
39.87 (0.08) 5.13 5.05 — — — 44.92
10/31/24
30.67 (0.10) 9.30 9.20 — — — 39.87
10/31/23
30.52 (0.07) 0.22 0.15 — — — 30.67
10/31/22
58.90 (0.09) (18.13) (18.22) — (10.16) (10.16) 30.52
10/31/21
46.46 (0.27) 17.74 17.47 — (5.03) (5.03) 58.90
Class
I
4/30/26
(e)
43.69 (0.07) 3.98 3.91 — (3.37) (3.37) 44.23
10/31/25
38.81 (0.11) 4.99 4.88 — — — 43.69
10/31/24
29.88 (0.13) 9.06 8.93 — — — 38.81
10/31/23
29.75 (0.08) 0.21 0.13 — — — 29.88
10/31/22
57.74 (0.13) (17.70) (17.83) — (10.16) (10.16) 29.75
10/31/21
45.67 (0.31) 17.41 17.10 — (5.03) (5.03) 57.74
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(e)
Unaudited.
(f)
Annualized.

See Notes to Financial Statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c),(d)
Portfolio
Turnover
Rate
9.50% $ 131,492 1.24%
(f)
1.13%
(f)
(0.56) %
(f)
40%
12.29 131,833 1.22 1.13 (0.53) 119
29.53 135,573 1.26 1.15 (0.61) 58
0.21 123,317 1.25 1.17 (0.51) 71
(36.06) 142,840 1.23 1.17 (0.60) 67
38.97 252,552 1.20 1.17 (0.84) 89
9.67 3,300 0.92
(f)
0.81
(f)
(0.24)
(f)
40
12.64 3,422 0.89 0.80 (0.20) 119
30.03 3,014 0.93 0.82 (0.28) 58
0.49 2,550 0.91 0.83 (0.21) 71
(35.86) 20,897 0.89 0.83 (0.25) 67
39.45 31,945 0.86 0.83 (0.50) 89
9.64 35,210 0.99
(f)
0.88
(f)
(0.31)
(f)
40
12.55 32,801 0.97 0.88 (0.28) 119
29.92 42,694 1.01 0.90 (0.35) 58
0.44 42,996 1.00 0.92 (0.26) 71
(35.91) 71,478 0.98 0.92 (0.35) 67
39.31 164,813 0.95 0.92 (0.58) 89

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information:
Nuveen Investment Funds, Inc. (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, (the “1940 Act”), as amended. The Trust is comprised of Nuveen Dividend Value Fund (“Dividend Value”),
Nuveen Large Cap Select Fund (“Large Cap Select”), Nuveen Mid Cap Value Opportunities Fund (“Mid Cap Value Opportunities”), Nuveen Small
Cap Growth Opportunities Fund (“Small Cap Growth Opportunities”), Nuveen Small Cap Select Fund (“Small Cap Select”), Nuveen Small Cap Value
Fund (“Small Cap Value”) and Nuveen Small/Mid Cap Growth Opportunities Fund (“Small/Mid Cap Growth Opportunities”), (each a “Fund” and collectively, the “Funds”), among others. The Trust was incorporated in the State of Maryland on August 20, 1987.
Current Fiscal Period
: The end of the reporting period for the Funds is April 30, 2026, and the period covered by these Notes to Financial
Statements is the six months ended April 30, 2026 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1%
if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class R6 Shares and Class I Shares are sold without an upfront sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions.
The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds’ Board of Directors (the "Board") has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation:
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Some markets in which the Funds invest impose capital controls, repatriation limits and/or transaction fees, for example, on the amount of foreign currency that may be converted to U.S. dollars. These restrictions, in some markets where foreign exchange restrictions are imposed, may be reflected in non-deliverable forward rates (NDF), or prevailing “offshore” rates that apply to non-local investors. Accordingly, the Fund may apply
NDF rates, or another alternative exchange rate believed by the Adviser to be more reflective of the rates at which the Funds may transact, where applicable, to convert the value of non-U.S. dollar denominated securities to U.S. dollars. The U.S. dollar market value of such securities held in markets where NDF rates exist may be lower than the U.S. dollar market value of securities using prevailing local or “onshore” foreign currency exchange rates.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.

Foreign Taxes:
The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:
Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-
dividend date and recorded at fair value. Interest income is recorded on an accrual basis. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations:
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class.
12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting:
Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-
term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as
“total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2023-09)
: In December 2023, the FASB issued Accounting Standard Update ("ASU") No. 2023-09,
Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.
New Accounting Pronouncement (ASU No. 2025-11)
: In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270) Narrow
Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Notes to Financial Statements
(continued)
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Dividend Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 3,416,274,274 $ – $ – $ 3,416,274,274
Short-Term Investments:
Repurchase Agreements – 8,250,090 – 8,250,090
Total $ 3,416,274,274 $ 8,250,090 $ – $ 3,424,524,364
Large Cap Select
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 51,133,628 $ – $ – $ 51,133,628
Short-Term Investments:
Repurchase Agreements – 25,000 – 25,000
Total $ 51,133,628 $ 25,000 $ – $ 51,158,628
Mid Cap Value Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 357,759,169 $ – $ – $ 357,759,169
Investments Purchased with Collateral from Securities
Lending 31,572 – – 31,572
Short-Term Investments:
Repurchase Agreements – 3,035,277 – 3,035,277
Total $ 357,790,741 $ 3,035,277 $ – $ 360,826,018

4. Portfolio Securities
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
Securities Lending:
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds' custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund,
Small Cap Growth Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 256,850,607 $ – $ 5,911 $ 256,856,518
Investments Purchased with Collateral from Securities
Lending 1,964,245 – – 1,964,245
Short-Term Investments:
Repurchase Agreements – 4,150,000 – 4,150,000
Total $ 258,814,852 $ 4,150,000 $ 5,911 $ 262,970,763
Small Cap Select
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 453,251,558 $ – $ – $ 453,251,558
Investments Purchased with Collateral from Securities
Lending 775,094 – – 775,094
Short-Term Investments:
Repurchase Agreements – 4,880,229 – 4,880,229
Total $ 454,026,652 $ 4,880,229 $ – $ 458,906,881
Small Cap Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 282,676,220 $ – $ – $ 282,676,220
Short-Term Investments:
Repurchase Agreements – 1,800,000 – 1,800,000
Total $ 282,676,220 $ 1,800,000 $ – $ 284,476,220
Small/Mid Cap Growth Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 168,675,755 $ – $ – $ 168,675,755
Investments Purchased with Collateral from Securities
Lending 1,484,534 – – 1,484,534
Short-Term Investments:
Repurchase Agreements – 1,200,000 – 1,200,000
Total $ 170,160,289 $ 1,200,000 $ – $ 171,360,289
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Dividend Value Fixed Income Clearing Corporation $ 8,250,090 $ (8,415,406)
Large Cap Select Fixed Income Clearing Corporation 25,000 (25,688)
Mid Cap Value Opportunities Fixed Income Clearing Corporation 3,035,277 (3,096,203)
Small Cap Growth Opportunities Fixed Income Clearing Corporation 4,150,000 (4,233,160)
Small Cap Select Fixed Income Clearing Corporation 4,880,229 (4,977,970)
Small Cap Value Fixed Income Clearing Corporation 1,800,000 (1,836,053)
Small/Mid Cap Growth Opportunities Fixed Income Clearing Corporation 1,200,000 (1,224,050)

Notes to Financial Statements
(continued)
which is also recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current fiscal period, the total value of the loaned securities and the total value of collateral received were as follows:
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
Aggregate Value of
Securities on Loan
Fund
Equity
Securities
Cash Collateral
Received*
Mid Cap Value Opportunities 28,198 31,572
Small Cap Growth Opportunities 2,051,336 1,964,245
Small Cap Select 815,152 775,094
Small/Mid Cap Growth Opportunities 1,555,963 1,484,534
*May include cash and investment of cash collateral.
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government
Sales
Dividend Value
$ 900,672,113 $ 987,429,757
Large Cap Select
12,682,671 14,192,242
Mid Cap Value Opportunities
15,581,308 52,952,536
Small Cap Growth Opportunities
116,208,068 168,459,390
Small Cap Select
166,715,726 124,154,150
Small Cap Value
38,256,366 55,374,246
Small/Mid Cap Growth Opportunities
65,193,328 77,474,145

6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
4/30/26
Year Ended
10/31/25
Dividend Value Shares Value Shares Value
Subscriptions:
Class A 273,554 $4,177,003 528,586 $7,721,827
Class A - automatic conversion of Class C 55 832 121 1,683
Class C 11,782 170,514 41,383 616,223
Class R6 8,952,331 140,956,876 23,096,115 341,828,240
Class I 327,108 5,110,095 600,156 8,973,862
Total subscriptions 9,564,830 150,415,320 24,266,361 359,141,835
Reinvestments of distributions:
Class A 1,525,727 22,911,034 2,375,687 34,546,507
Class C 30,707 447,621 52,447 741,192
Class R6 10,732,873 166,339,878 15,928,301 238,550,892
Class I 1,091,660 16,726,021 1,778,024 26,342,984
Total reinvestments of distributions 13,380,967 206,424,554 20,134,459 300,181,575
Redemptions:
Class A (1,612,732) (24,661,447) (4,006,909) (58,260,054)
Class C (77,012) (1,142,181) (151,567) (2,148,287)
Class C - automatic conversion to Class A (56) (832) (125) (1,683)
Class R6 (12,714,635) (203,577,556) (38,544,125) (585,473,779)
Class I (1,566,435) (24,445,289) (3,956,136) (58,872,295)
Total redemptions (15,970,870) (253,827,305) (46,658,862) (704,756,098)
Net increase (decrease) 6,974,927 $103,012,569 (2,258,042) $(45,432,688)
Six Months Ended
4/30/26
Year Ended
10/31/25
Large Cap Select Shares Value Shares Value
Subscriptions:
Class A 13,755 $605,374 40,325 $1,657,204
Class A - automatic conversion of Class C 223 9,314 13 573
Class C 4,164 154,347 3,265 125,391
Class I 3,326 152,555 8,071 337,546
Total subscriptions 21,468 921,590 51,674 2,120,714
Reinvestments of distributions:
Class A 53,739 2,321,874 88,617 3,711,571
Class C 2,041 75,198 4,701 170,777
Class I 12,545 552,222 26,009 1,107,084
Total reinvestments of distributions 68,325 2,949,294 119,327 4,989,432
Redemptions:
Class A (39,311) (1,731,826) (69,983) (2,886,438)
Class C (10,740) (405,065) (14,152) (498,201)
Class C - automatic conversion to Class A (261) (9,314) (15) (573)
Class I (11,640) (519,635) (87,938) (3,549,777)
Total redemptions (61,952) (2,665,840) (172,088) (6,934,989)
Net increase (decrease) 27,841 $1,205,044 (1,087) $175,157

Notes to Financial Statements
(continued)
Six Months Ended
4/30/26
Year Ended
10/31/25
Mid Cap Value Opportunities Shares Value Shares Value
Subscriptions:
Class A 29,985 $1,665,907 67,814 $3,776,139
Class C 2,143 108,105 2,654 144,156
Class R6 108,842 6,155,207 127,250 7,107,308
Class I 188,230 10,654,490 470,485 25,767,497
Total subscriptions 329,200 18,583,709 668,203 36,795,100
Reinvestments of distributions:
Class A 148,568 7,855,353 56,793 3,206,326
Class C 6,820 326,482 3,174 165,398
Class R6 107,029 5,735,944 40,783 2,322,470
Class I 537,984 28,702,504 285,053 16,187,589
Total reinvestments of distributions 800,401 42,620,283 385,803 21,881,783
Redemptions:
Class A (125,325) (7,073,997) (199,191) (11,073,570)
Class C (12,575) (644,837) (32,942) (1,711,101)
Class R6 (97,733) (5,532,748) (188,603) (10,649,102)
Class I (678,295) (38,033,298) (2,525,854) (142,234,813)
Total redemptions (913,928) (51,284,880) (2,946,590) (165,668,586)
Net increase (decrease) 215,673 $9,919,112 (1,892,584) $(106,991,703)
Six Months Ended
4/30/26
Year Ended
10/31/25
Small Cap Growth Opportunities Shares Value Shares Value
Subscriptions:
Class A 212,973 $6,107,931 445,364 $11,877,850
Class R6 362,143 14,015,226 1,041,107 42,112,419
Class I 545,624 20,723,570 1,397,476 52,198,057
Total subscriptions 1,120,740 40,846,727 2,883,947 106,188,326
Reinvestments of distributions:
Class A 127,108 3,599,699 — —
Class R6 58,974 2,295,855 — —
Class I 294,510 11,244,410 — —
Total reinvestments of distributions 480,592 17,139,964 — —
Redemptions:
Class A (216,268) (6,070,337) (438,452) (11,519,752)
Class R6 (1,104,020) (39,025,773) (57,508) (2,159,431)
Class I (1,491,157) (56,330,245) (1,439,099) (49,929,846)
Total redemptions (2,811,445) (101,426,355) (1,935,059) (63,609,029)
Net increase (decrease) (1,210,113) $(43,439,664) 948,888 $42,579,297

Six Months Ended
4/30/26
Year Ended
10/31/25
Small Cap Select Shares Value Shares Value
Subscriptions:
Class A 221,835 $2,530,611 380,166 $3,932,134
Class R6 2,867,057 47,663,700 13,343,774 215,413,241
Class I 1,156,267 19,099,261 3,277,024 49,119,576
Total subscriptions 4,245,159 69,293,572 17,000,964 268,464,951
Reinvestments of distributions:
Class A 167,409 1,861,585 153,105 1,691,372
Class R6 382,334 6,285,409 3,664 58,791
Class I 174,321 2,850,179 137,123 2,193,392
Total reinvestments of distributions 724,064 10,997,173 293,892 3,943,555
Redemptions:
Class A (384,094) (4,324,131) (907,447) (9,355,200)
Class R6 (1,021,636) (17,054,518) (74,672) (1,141,294)
Class I (1,070,004) (17,780,178) (2,280,596) (34,739,727)
Total redemptions (2,475,734) (39,158,827) (3,262,715) (45,236,221)
Net increase (decrease) 2,493,489 $41,131,918 14,032,141 $227,172,285
Six Months Ended
4/30/26
Year Ended
10/31/25
Small Cap Value Shares Value Shares Value
Subscriptions:
Class A 151,152 $4,986,883 392,969 $12,161,386
Class A - automatic conversion of Class C 7 209 4 115
Class C 2,980 80,764 8,432 220,866
Class R6 63,966 2,240,438 263,703 8,786,847
Class I 307,248 10,744,156 395,040 12,767,676
Total subscriptions 525,353 18,052,450 1,060,148 33,936,890
Reinvestments of distributions:
Class A 19,320 627,504 31,661 994,153
Class C 251 6,790 2,473 64,714
Class R6 5,069 171,923 5,838 191,435
Class I 35,624 1,200,545 57,390 1,869,761
Total reinvestments of distributions 60,264 2,006,762 97,362 3,120,063
Redemptions:
Class A (269,246) (8,941,729) (684,487) (21,317,695)
Class C (73,347) (2,001,495) (259,898) (6,714,292)
Class C - automatic conversion to Class A (8) (209) (4) (115)
Class R6 (94,622) (3,277,886) (4,131,723) (144,531,533)
Class I (585,567) (20,188,562) (1,102,468) (36,018,457)
Total redemptions (1,022,790) (34,409,881) (6,178,580) (208,582,092)
Net increase (decrease) (437,173) $(14,350,669) (5,021,070) $(171,525,139)

Notes to Financial Statements
(continued)
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Six Months Ended
4/30/26
Year Ended
10/31/25
Small/Mid Cap Growth Opportunities Shares Value Shares Value
Subscriptions:
Class A 63,375 $1,660,724 177,220 $4,559,564
Class R6 4,009 173,973 8,878 383,492
Class I 119,315 5,023,790 117,194 4,728,863
Total subscriptions 186,699 6,858,487 303,292 9,671,919
Reinvestments of distributions:
Class A 606,564 15,242,963 — —
Class R6 6,108 255,701 — —
Class I 60,577 2,460,651 — —
Total reinvestments of distributions 673,249 17,959,315 — —
Redemptions:
Class A (515,529) (13,424,311) (897,771) (23,552,851)
Class R6 (13,930) (601,230) (8,294) (336,937)
Class I (134,546) (5,660,246) (466,454) (19,435,155)
Total redemptions (664,005) (19,685,787) (1,372,519) (43,324,943)
Net increase (decrease) 195,943 $5,132,015 (1,069,227) $(33,653,024)
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Dividend Value
$ 2,527,114,075 $ 978,698,233 $ (81,287,944) $ 897,410,289
Large Cap Select
31,574,913 20,657,096 (1,073,381) 19,583,715
Mid Cap Value Opportunities
228,789,311 145,600,228 (13,563,521) 132,036,707
Small Cap Growth Opportunities
202,746,257 73,139,689 (12,915,183) 60,224,506
Small Cap Select
386,081,115 87,514,879 (14,689,113) 72,825,766
Small Cap Value
204,562,156 91,224,332 (11,310,268) 79,914,064
Small/Mid Cap Growth Opportunities
142,648,268 38,722,262 (10,010,241) 28,712,021
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Dividend Value
$ 350,839 $ 183,264,604 $ 611,848,894 $ (6,559,814) $ — $ (192,309) $ 788,712,214
Large Cap Select
84,437 3,118,798 17,552,643 — — — 20,755,878
Mid Cap Value Opportunities
4,616,975 39,932,151 104,978,234 — — (14,607) 149,512,753
Small Cap Growth
Opportunities
— 17,519,416 59,297,667 — (606,001) — 76,211,082
Small Cap Select
348,817 10,259,738 35,178,307 — — (10,195) 45,776,667
Small Cap Value
1,629,811 — 54,595,640 (113,662,090) — (32,743) (57,469,382)
Small/Mid Cap Growth
Opportunities
— 18,275,581 25,348,121 — (650,730) (34,412) 42,938,560

As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
*  The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
Fund Short-Term Long-Term Total
Dividend Value
1
$ 6,559,814 $ — $ 6,559,814
Large Cap Select — — —
Mid Cap Value Opportunities — — —
Small Cap Growth Opportunities — — —
Small Cap Select — — —
Small Cap Value 82,370,827 31,291,263 113,662,090
Small/Mid Cap Growth Opportunities — — —
1
A portion of Dividend Value's capital loss carryforwards are subject to an annual limitation under the Internal Revenue Code and related regulations.
Average Daily Net Assets
Dividend
Value
Large Cap
Select
Mid Cap Value
Opportunities
Small Cap
Growth
Opportunities
Small Cap
Select
Small Cap
Value
Small/Mid  Cap
Growth
Opportunities
For the first $125 million 0.5000% 0.5000% 0.6000% 0.6500% 0.6500% 0.6500% 0.6000%
For the next $125 million 0.4875 0.4875 0.5875 0.6375 0.6375 0.6375 0.5875
For the next $250 million 0.4750 0.4750 0.5750 0.6250 0.6250 0.6250 0.5750
For the next $500 million 0.4625 0.4625 0.5625 0.6125 0.6125 0.6125 0.5625
For the next $1 billion 0.4500 0.4500 0.5500 0.6000 0.6000 0.6000 0.5500
For the next $3 billion 0.4250 0.4250 0.5250 0.5750 0.5750 0.5750 0.5250
For the next $2.5 billion 0.4000 0.4000 0.5000 0.5500 0.5500 0.5500 0.5000
For the next $2.5 billion 0.3875 0.3875 0.4875 0.5375 0.5375 0.5375 0.4875
For net assets over $10
billion 0.3750 0.3750 0.4750 0.5250 0.5250 0.5250 0.4750
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300

Notes to Financial Statements
(continued)
As of the end of the current fiscal period, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time period stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expenses for the Class R6 Shares will not be less than the expense limitation. The temporary expense limitations may be terminated or modified prior to that date only with the approval of the Board. The expense limitations in effect thereafter may be terminated or modified only with approval of shareholders of each Fund.
Distribution and Service Fees:
 Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6
Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the
“Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the
Funds is recognized in "Affiliated income" on the Statement of Operations and any amounts due to the Funds at the end of the current fiscal period is recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities.  During the current fiscal period, the values of voluntary compensation were as follows:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds  engaged in cross-trades pursuant to these procedures.
Fund
Complex-Level Fee
Dividend Value
0.1557%
Large Cap Select
0.1557
Mid Cap Value Opportunities
0.1557
Small Cap Growth Opportunities
0.1557
Small Cap Select
0.1557
Small Cap Value
0.1557
Small/Mid Cap Growth Opportunities
0.1557
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Dividend Value 0.74% July 31, 2028
Large Cap Select 0.80 July 31, 2028
Mid Cap Value Opportunities 0.92 July 31, 2028
Small Cap Growth Opportunities 0.99 July 31, 2028
Small Cap Select 0.99 July 31, 2028
Small Cap Value 0.99 July 31, 2028
Small/Mid Cap Growth Opportunities 0.92 July 31, 2028
Fund
Value
Dividend Value
$ 612,525
Large Cap Select
10,024
Mid Cap Value Opportunities
35,272
Small Cap Growth Opportunities
227,320
Small Cap Select
366,954
Small Cap Value
71,782
Small/Mid Cap Growth Opportunities
55,626

During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
Fund
Purchases Sales
Realized
Gain (Loss)
Dividend Value
$ — $ — $ —
Large Cap Select
— — —
Mid Cap Value Opportunities
— — —
Small Cap Growth Opportunities
— — —
Small Cap Select
— 127,872 1,519
Small Cap Value
— — —
Small/Mid Cap Growth Opportunities
537,454 — —
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Dividend Value
$ 41,817 $ 37,268
Large Cap Select
2,590 2,440
Mid Cap Value Opportunities
5,136 4,495
Small Cap Growth Opportunities
6,447 5,635
Small Cap Select
11,931 10,455
Small Cap Value
4,063 3,559
Small/Mid Cap Growth Opportunities
9,530 8,362
Fund
Commission
Advances
Dividend Value
$ 6,394
Large Cap Select
2,411
Mid Cap Value Opportunities
1,123
Small Cap Growth Opportunities
21
Small Cap Select
22
Small Cap Value
851
Small/Mid Cap Growth Opportunities
32
Fund
12b-1 Fees
Retained
Dividend Value
$ 533
Large Cap Select
450
Mid Cap Value Opportunities
428
Small Cap Growth Opportunities
—
Small Cap Select
—
Small Cap Value
986
Small/Mid Cap Growth Opportunities
—

Notes to Financial Statements
(continued)
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
As of the end of the reporting period, the percentage of Fund shares owned by TIAA and/or TIAA affiliates are as follows:
9. Borrowing Arrangements
Line of Credit:
The Funds, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the
Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current fiscal period, the Funds did not utilize this facility.
10. Subsequent Events
Line of Credit:
During June 2026, the Participating Funds renewed the standby credit facility through June 2027 and reduced the drawn interest rate to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.10% per annum or (b) the Fed Funds Effective Rate plus 1.10% per annum on amounts borrowed from the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20%
per annum on amounts borrowed. All other terms remain unchanged.
Fund
CDSC
Retained
Dividend Value
$ 24
Large Cap Select
1,096
Mid Cap Value Opportunities
50
Small Cap Growth Opportunities

Small Cap Select
—
Small Cap Value
—
Small/Mid Cap Growth Opportunities
—
Underlying Fund
Nuveen
Lifecycle
Funds
Nuveen
Lifestyle
Funds
Nuveen
Managed
Allocation
Fund Total
Dividend Value 72% 3% 2% 77%
Small Cap Select 51% 2% 1% 54%

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Funds do not pay any remuneration to their officers, but the Funds do reimburse Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, for an allocable portion of Nuveen Fund Advisors, LLC’s cost of the compensation for the Funds’ Chief Compliance Officer. The aggregate remuneration paid to the directors (all of whom are independent) and to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, by each Fund is reported as “Directors fees” and “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen Dividend Value Fund

Nuveen Large Cap Select Fund

Nuveen Mid Cap Value Opportunities Fund

Nuveen Small Cap Growth Opportunities Fund

Nuveen Small Cap Select Fund

Nuveen Small Cap Value Fund

Nuveen Small/Mid Cap Growth Opportunities Fund

(collectively, the “Funds”)

I. The Approval Process

At an in-person meeting held on April 28 and 29, 2026 (the “Meeting”), the Board of Directors (the “Board” and each Director, a “Board Member”) of Nuveen Investment Funds, Inc. approved, for each applicable series thereof, the renewal of the investment management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”). Similarly, for each applicable series, the Board approved the renewal of the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”). The Nuveen fund complex consists of the group of funds advised by NFAL (the “NFAL Funds”), including the Funds, and the group of funds advised by Teachers Advisors, LLC (“TAL,” and such funds, the “TC Funds”; the NFAL Funds and the TC Funds are collectively referred to as the “Nuveen funds” or the “funds”). TAL and NFAL are affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”), and TAL is an indirect wholly owned subsidiary of TIAA. The Sub-Adviser is also an affiliate of NFAL.

The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Investment Management Agreement and Sub-Advisory Agreement with respect to each Fund covered by this report.

In accordance with applicable law, following up to an initial two-year period, the Board considers the approval of the continuance of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund Adviser.”

In considering the continuance of each Advisory Agreement, the Board considered information received by it throughout the year as well as materials prepared specifically at the Board’s request for the Board’s evaluation of the Advisory Agreements at the Meeting. The Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board and its committees meet regularly throughout the year, including in executive sessions, providing the Board Members with the opportunity to assess the quality and scope of the various services provided by a Fund Adviser during the year through the written materials, oral presentations and discussions with senior management. The information provided to the Board and/or its committees at these meetings covered a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements, including, but not limited to: (a) the investment performance of the Nuveen funds over various periods and the reasons for any outperformance or underperformance relative to peers and/or benchmarks or other performance metrics (as applicable); (b) strategic priorities for the business of the Adviser, including significant developments impacting a Fund Adviser; (c) product initiatives for various funds; (d) compliance, regulatory and risk management reports, including any initiatives in seeking to strengthen compliance capabilities and controls and to meet regulatory requirements, compliance policies and procedures; (e) other payments to intermediaries, including Rule 12b-1 fees (as applicable); (f) reports on the valuation of securities; (g) periodic investment team presentations; (h) evaluations on fund expenses; (i) trading practices and execution quality of portfolio transactions; and (j) management of distributions.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. The materials provided in conjunction with the Meeting included, among other things, (a) a description of the nature, extent and quality of services provided by the Fund Advisers; (b) a review of the Sub-Adviser and/or investment team (as applicable); (c) fund performance over various periods with a focus on funds considered to have met certain challenged performance measurements; (d) the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; (e) a list of management fees and sub-advisory fee schedules; (f) an analysis of advisory fees compared to fees assessed to other types of clients; (g) a review of temporary and/or permanent expense caps and fee waivers (as applicable); (h) a description of portfolio manager compensation; (i) certain profitability and/or financial data; (j) a summary of the investments made in 2025 by the Adviser and/ or its affiliates in technology enhancements; and (k) a description of indirect benefits received by the Fund Advisers as a result of their relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each Fund to those of a peer universe and also to a peer group of funds, as well as a description of Broadridge’s methodology in compiling the expense universe and expense group, as applicable.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members. The Board Members

1

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the Board and its committees in overseeing the applicable Nuveen funds and working with the respective Fund Advisers in their review of the Advisory Agreements.

As part of their review, the Board Members and independent legal counsel met in executive session on April 17, 2026 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information and received the responses to these follow-up questions and requests. In addition to the April Executive Session, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the materials, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members had the benefit of independent legal counsel during the annual review process as well as throughout the year and met with independent legal counsel at various executive sessions without the presence of any Fund Adviser management. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the Funds for an additional one-year period until May 1, 2027. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

In addition, as noted above, after an initial period of up to two years, the 1940 Act requires the Board to review advisory agreements on an annual basis. In connection with the annual review, management and the Board proposed to reset the annual review schedule for the Advisory Agreements to permit the agreements to continue for a one-year period until August 1st following the renewal as opposed to the current May 1st deadline. To implement the new review schedule, at its in-person meeting held on May 27-28, 2026 (the “May Meeting”), the Board approved the continuance of the Advisory Agreements through July 31, 2027. A discussion of the Board’s approval at the May Meeting of the continuance of the Advisory Agreements is set forth in Section II below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements at the Meeting, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund. With this approach, they considered the roles of the Adviser and the Sub-Adviser in providing services to the Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services necessary to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. In its review of the services provided by the Adviser and its affiliates, the Board considered a description of the staffing levels of the investment and non-investment personnel; the experience and qualifications of key personnel; succession planning and staffing in seeking to help ensure the continuation of services and avoid business disruptions as a result of retirements or departures; business continuity functions which seek to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions; ongoing investments in the infrastructure and technology in enhancing the services provided to the applicable Nuveen funds; certain financial data of the Adviser and/or TIAA in assessing the financial stability and condition of the Adviser to continue to provide a high level of quality services to the applicable Nuveen funds; and portfolio manager compensation structure in seeking to attract and retain high quality talent.

In its evaluation, the Board considered that the Adviser is responsible for providing investment advisory services and does so indirectly through a sub-adviser. In this regard, the Funds utilize the Sub-Adviser and its investment teams to manage the portfolios of the Funds subject to the supervision of the Adviser. In evaluating the investment advisory services, the Board and/or its investment committee considered the Adviser’s role, among other things, in monitoring and reporting to the Board on fund performance, market conditions and investment team matters; setting and evaluating investment strategies, including changes to mandates, policies and benchmarks; monitoring and overseeing the performance and investment capabilities of the Sub-Adviser and/or investment teams and recommending changes thereto as appropriate; monitoring compliance with portfolio guidelines; monitoring and analyzing the trade execution of the funds’ portfolios; and managing valuation matters.

The Board considered the division of responsibilities between the Adviser and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the respective Fund’s portfolio under the oversight of the Adviser and the Board. The Board considered an analysis of the Sub-Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreements.

2

In addition to the portfolio management services provided to the Funds, the Board considered the comprehensive package of non-management services the Adviser and its various teams and affiliates provide to manage and operate the applicable Nuveen funds, including compliance, regulatory, administrative and other services which have expanded over the years as a result of market, regulatory and other developments. Such services include, but are not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; regulatory and regulatory advocacy services, including monitoring regulatory developments that may impact the fund(s), responding to regulatory inquiries and examinations and fulfilling regulatory filing requirements; Board and committee support services, including organizing meetings and coordinating site visits and presentations with affiliated and/or external investment teams and providing reports on a wide range of topics relating to the operations and management of the funds, including strategic initiatives and priorities, fund performance, trade execution, securities lending (as applicable), compliance matters, valuation matters, liquidity and derivatives risk management; oversight services, including establishing and coordinating the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); and legal support services.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

The Board, directly or through its Investment Committee, which is comprised of all Board Members, provides oversight of the investment performance process. In evaluating the quality of the services provided by the Fund Advisers, the Board and/or its Investment Committee monitors Fund performance on an ongoing basis, which includes quarterly performance reporting at each of its quarterly meetings with an annual performance review at its February 10-12, 2026 meeting (the “February Meeting”). At the February Meeting, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ended December 31, 2025 on an absolute basis and as compared to the performance of comparable funds (the “Performance Peer Group”) and to a benchmark for the prescribed periods. For Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was expected to be substantially similar as they invest in the same portfolio of securities, and differences in performance among the classes of a fund generally may be principally attributed to the variations in the expense structures of the share classes. Prior to the Meeting, the Board also received updated Fund performance over various periods ended March 31, 2026. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile being the most desirable quartile ranking and the 4th quartile being the least desirable. The Board considered, in particular, the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts.

In evaluating performance, the Board considered some of the limitations of the performance data including, in particular, that differences between a Nuveen fund and its Performance Peer Group and its benchmark (such as with respect to the investment objectives and strategies) may lead to significantly different results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of a Performance Peer Group to the respective fund as low, medium or high. In addition, the Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. The Board also considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance of the periods reviewed by the Board.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. From year to year, the Board may place different emphasis on particular performance information given changing circumstances in market and economic conditions. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records over various time periods in its discussions with management. Depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified as experiencing performance issues, the Board seeks to discuss with the Adviser the reasons for the underperformance and any recommendations to improve performance and to monitor such funds more closely until performance improves.

3

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

Additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above are set forth below in Section I.F.

With respect to each Fund, on the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

In its review, the Board considered that the management fees of the Funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule. The Board considered that in 2024, the Board approved a revised complex-wide breakpoint schedule which simplified and reduced the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow.

The Board also considered comparative fee and expense information prepared by Broadridge, an independent third-party provider of fund data. More specifically, the Board Members generally considered, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and a more focused group of comparable peers (the “Expense Group”). With respect to the Broadridge comparative expense data, Broadridge applied Class I shares of the Funds. In its review of such comparative fee and expense data, the Board considered, among other things, a Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the most desirable quartile ranking and the fourth quartile representing the least desirable ranking. The Board considered, in particular, each fund with a net total expense ratio that met certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio.

In evaluating the fees and expenses of the Nuveen funds and comparative rankings, the Board considered some of the limitations which may reduce some of the value of the comparative data. In particular, although the Board considered the methodology employed by Broadridge to establish its Expense Universe and Expense Group (as applicable), the Board also considered that Broadridge had modified its methodology for open-end funds in 2025 resulting in significant changes to the composition of the Expense Universe and Expense Group (as applicable) and the comparative rankings of the funds from previous periods making comparisons of rankings from prior periods more difficult. In addition, the Board considered that the fee and expense information in the Broadridge report for each fund reflected information for a specific period and that historic asset levels and expenses may differ from current levels, particularly in a period of market volatility.

The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these differences into account in considering the comparative peer data.

The Board further considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.

Additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above is set forth in Section I.F below. Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

4

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also requested and received information concerning the advisory fees and services provided to other clients of the Adviser, affiliated sub-advisers and/or advisory affiliates which may include, among others: separately managed accounts (“SMAs”), foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts (as applicable). The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the open-end funds compared to the management fee of the applicable fund. The Board considered, among other things, that differences in the breadth of services provided to the funds compared to other types of clients (including the differences in the level of advisory services required of passively managed funds compared to actively managed funds); the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the differences in regulatory, disclosure and governance requirements applicable to funds and the infrastructure and activities necessary to support such requirements; the establishment and maintenance of servicing relationships with various service providers for the funds; the differences in investment policies and strategies, investor profiles and account sizes; and other factors all may contribute to the variations in relative fee rates. Further, the Board considered the differences in risks the Adviser incurs, including entrepreneurial, legal and regulatory risks when sponsoring and managing funds compared to serving as adviser to other types of clients or sub-adviser to other funds.

With respect to the Sub-Adviser, the Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates.

The Board concluded that the varying levels of fees were reasonable given the foregoing.

3.	Profitability of Fund Advisers

In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed the affiliated sub-advisers) from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser (as well as the Adviser and TAL on a combined basis) attributable to servicing all applicable funds for 2025 and 2024; (c) certain profitability data of both the Adviser and TAL on a combined basis derived from the type of fund in the aggregate (i.e., from the closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2025 and 2024; and (d) certain profitability data of both the Adviser and TAL on a combined basis provided by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered estimated profitability data at the per fund level for the Adviser.

In reviewing the profitability data, the Board Members recognized the subjective nature and difficulty in calculating profitability, particularly on a per fund level. The Board considered that the information is not audited and is based on cost allocation methodologies seeking to allocate various expenses throughout the complex and among the various advisory products. The Board Members considered the allocation methodology used to prepare the profitability data but considered that other valid and reasonable methodologies also could be used and could lead to significantly different profit and loss results.

Further, the Board considered Nuveen’s estimated profitability (pre- and post-distribution margins and pre-tax) from its services to the funds compared to the profitability margins of certain peers. The Board Members, however, considered the inherent limitations of the comparative data given that profitability data is only available from peers which publish publicly available information and may be affected by numerous factors including, among other things, the types of funds a peer manages, its business mix, cost of capital, the assumptions and allocation methodology used in developing its profitability data, and fee waivers and expense reimbursements by the peer(s).

Aside from the foregoing profitability data, the Board also considered the financial condition of TIAA. The Board Members considered certain financial data of TIAA as of December 31, 2025 and 2024. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with its affiliated sub-advisers) level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale as a fund and/or the complex grows larger. The Board considered the difficulty in measuring economies of scale with any precision but considered the various means the Fund Advisers employ to help share the benefits of economies of scale with the respective funds and their shareholders.

The Board considered the Funds’ advisory fee structure, including breakpoint schedules (as applicable). The Board considered that the management fees of the funds generally are comprised of a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. The Board considered that in 2024, the Board revised the breakpoint schedule which reduced the complex-level fee rates at various thresholds and expanded the assets included in calculating the complex-level fee rates. The Board considered that the complex-level breakpoint schedule was designed to share the benefits of economies of scale with the participating funds as a result of an increase in the asset size of the complex even if the particular fund has not grown or has even declined in asset size, whereas a fund-level breakpoint schedule seeks to share economies of scale with shareholders if the particular fund grows. The Board considered the fee reductions achieved overall from the fund-

5

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

level breakpoints and the complex-level breakpoints for the 2025 calendar year. In addition to the management fee structures, the Board Members also considered the temporary and/or permanent expense caps applicable to a fund (if any) which can provide a protection from an increase in expenses if the assets of the applicable funds decline. In addition, the Board considered the Adviser’s and/or affiliates’ ongoing investments in their business, including investments in various technology initiatives from which the fund complex may benefit as well as ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

The Board further considered that the scope of services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. These benefits include, among other things, fees paid to affiliates of the Adviser for services as noted below, the sharing of personnel and investment-related infrastructure with other clients of the Adviser, the use of affiliated sub-advisers in which case all the advisory revenue generated from such funds remains within Nuveen, and the use of certain funds as investment options for other products offered by the Adviser and/or its affiliates (such as life insurance separate account products, fund of funds or 529 education savings plans).

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2025 for serving as an underwriter on shelf offerings of existing closed-end Nuveen funds and reviewed the amounts paid for such services in 2025 and 2024.

In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients but such costs are reimbursed to the funds.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and non-profit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F. Additional Fund-Specific Factors

For each Fund, set forth below are (i) additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above; and (ii) additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above.

Nuveen Dividend Value Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period

Performance Peer Group Quartile	Second Quartile	Third Quartile	Third Quartile

Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe

Actual Management Fee Rate	First Quartile	Second Quartile

Net Total Expense Ratio	Second Quartile	Second Quartile

6

Nuveen Large Cap Select Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period

Performance Peer Group Quartile	Third Quartile	Second Quartile	Second Quartile

Performance Benchmark	Underperformed	Performed in line with	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe

Actual Management Fee Rate	First Quartile	First Quartile

Net Total Expense Ratio	Second Quartile	Fourth Quartile

Nuveen Mid Cap Value Opportunities Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period

Performance Peer Group Quartile	Second Quartile	Second Quartile	Second Quartile

Performance Benchmark	Underperformed	Underperformed	Outperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe

Actual Management Fee Rate	Second Quartile	Second Quartile

Net Total Expense Ratio	Third Quartile	Third Quartile

Nuveen Small Cap Growth Opportunities Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period

Performance Peer Group Quartile	Second Quartile	First Quartile	Second Quartile

Performance Benchmark	Underperformed	Outperformed	Outperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe

Actual Management Fee Rate	First Quartile	Second Quartile

Net Total Expense Ratio	Second Quartile	Second Quartile

7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

Nuveen Small Cap Select Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period

Performance Peer Group Quartile	Second Quartile	First Quartile	Second Quartile

Performance Benchmark	Underperformed	Outperformed	Outperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe

Actual Management Fee Rate	Second Quartile	Second Quartile

Net Total Expense Ratio	Second Quartile	Third Quartile

Nuveen Small Cap Value Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period

Performance Peer Group Quartile	Fourth Quartile	Third Quartile	Fourth Quartile

Performance Benchmark	Underperformed	Underperformed	Outperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe

Actual Management Fee Rate	Second Quartile	Second Quartile

Net Total Expense Ratio	Third Quartile	Third Quartile

•• In considering performance, the Board considered, among other things, management’s commentary of the Fund’s performance, including factors that contributed to or detracted from relative performance, and was satisfied with the explanation.

Nuveen Small/Mid Cap Growth Opportunities Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period

Performance Peer Group Quartile	Second Quartile	Second Quartile	Third Quartile

Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe

Actual Management Fee Rate	Second Quartile	Second Quartile

Net Total Expense Ratio	Third Quartile	Third Quartile

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G. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

II. Subsequent Approvals of Advisory Agreements

As noted above, the 1940 Act provides, in general terms, that an advisory and sub-advisory agreement may continue in effect for a period of more than two years only so long as the board, including a majority of the disinterested directors, approves its continuance. During the annual review, management and the Board proposed, in relevant part, to reset the annual review schedule for the advisory and sub-advisory agreements of the Nuveen funds to permit the agreements to continue for a one-year period until August 1st the following year as opposed to the existing May 1st annual deadline.

At its May Meeting, with respect to the Funds, the Board approved the Investment Management Agreements with certain minor changes and the Sub-Advisory Agreements to continue through July 31, 2027. As part of its review of the foregoing arrangements, the Board, through independent legal counsel, requested and received information regarding, among other things, the proposed renewal of the Advisory Agreements.

In their review, the Board Members considered that they had recently completed their annual review of the Advisory Agreements at the Meeting and many of the factors considered at the annual review were applicable to their evaluation of the continuance of the Advisory Agreements. Accordingly, in evaluating the respective advisory and sub-advisory agreements, the Board Members relied upon their knowledge and experience with the Adviser and the Sub-Adviser and considered the information received and their evaluations and conclusions drawn at the annual review. The Board considered management’s representation that the information and materials provided in connection with the annual review of the Advisory Agreements at the Meeting remained unchanged in all material respects. Further, with respect to the continuance of the Advisory Agreements, the Board considered the terms of such agreements with certain minor changes as appropriate to reflect an internal restructuring.

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the fees of each of the Adviser and Sub-Adviser were reasonable in light of the services provided to each Fund and that each Advisory Agreement be renewed for an additional one-year period through July 31, 2027.

9

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Investment Funds, Inc.

Date: July 2, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: July 2, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer (principal executive officer)

Date: July 2, 2026	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller (principal financial officer)